UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-23161
Nushares ETF Trust

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Diana R. Gonzalez
Vice President and Secretary
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: October 31
Date of reporting period: April 30, 2026

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report April 30, 2026

Nuveen ESG Dividend ETF
NUDV/Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen ESG Dividend ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Dividend ETF	$13	0.25%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$45,275,787

Total number of portfolio holdings	86

Portfolio turnover (%)	27%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P813_SAR_0426 5444462

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen ESG Emerging Markets Equity ETF
NUEM/Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen ESG Emerging Markets Equity ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Emerging Markets Equity ETF	$19	0.35%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$371,409,210

Total number of portfolio holdings	175

Portfolio turnover (%)	35%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P888_SAR_0426 5444488

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen ESG International Developed Markets Equity ETF
NUDM/Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen ESG International Developed Markets Equity ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG International Developed Markets Equity ETF	$14	0.27%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$666,871,244

Total number of portfolio holdings	152

Portfolio turnover (%)	27%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P805_SAR_0426 5444552

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Semi-Annual Shareholder Report April 30, 2026

Nuveen ESG Large‑Cap ETF
NULC/Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen ESG Large‑Cap ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Large‑Cap ETF	$10	0.20%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$59,497,141

Total number of portfolio holdings	137

Portfolio turnover (%)	22%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P862_SAR_0426 5444579

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen ESG Large‑Cap Growth ETF
NULG/Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen ESG Large‑Cap Growth ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Large‑Cap Growth ETF	$13	0.25%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$2,606,222,891

Total number of portfolio holdings	65

Portfolio turnover (%)	32%

1	continued>>

What did the Fund invest in? (as of April 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P201_SAR_0426 5444591

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen ESG Large‑Cap Value ETF
NULV/Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen ESG Large‑Cap Value ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Large‑Cap Value ETF	$13	0.25%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$2,077,006,627

Total number of portfolio holdings	110

Portfolio turnover (%)	21%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P300_SAR_0426 5444618

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen ESG Mid‑Cap Growth ETF
NUMG/Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen ESG Mid‑Cap Growth ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Mid‑Cap Growth ETF	$14	0.30%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$353,595,337

Total number of portfolio holdings	42

Portfolio turnover (%)	40%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P409_SAR_0426 5444629

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen ESG Mid‑Cap Value ETF
NUMV/Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen ESG Mid‑Cap Value ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Mid‑Cap Value ETF	$16	0.30%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$431,141,522

Total number of portfolio holdings	94

Portfolio turnover (%)	25%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P508_SAR_0426 5444642

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen ESG Small‑Cap ETF
NUSC/Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen ESG Small-Cap ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Small‑Cap ETF	$16	0.30%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$1,286,460,384

Total number of portfolio holdings	439

Portfolio turnover (%)	25%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P607_SAR_0426 5444652

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Growth Opportunities ETF
NUGO/NYSE Arca

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Growth Opportunities ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Growth Opportunities ETF	$28	0.55%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$2,849,284,534

Total number of portfolio holdings	47

Portfolio turnover (%)	23%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P797_SAR_0426 5444671

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Portfolio of Investments April 30, 2026
NUDV
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 99.7%
COMMUNICATION SERVICES - 3.9%
12,792 AT&T, Inc $ 334,255
17,078 Comcast Corp, Class A 461,789
20,065 Verizon Communications, Inc 963,722
TOTAL COMMUNICATION SERVICES 1,759,766
CONSUMER DISCRETIONARY - 6.4%
2,191 Darden Restaurants, Inc 439,427
6,086 eBay, Inc 629,779
2,375 Home Depot, Inc 780,900
1,499 Lowe's Cos, Inc 357,946
384 Tapestry, Inc 55,695
4,073 Yum! Brands, Inc 650,255
TOTAL CONSUMER DISCRETIONARY 2,914,002
CONSUMER STAPLES - 10.5%
9,207 Archer-Daniels-Midland Co 686,290
1,280 Bunge Global S.A. 162,650
15,348 Coca-Cola Co 1,208,808
1,568 General Mills, Inc 55,366
2,873 Hershey Co 533,631
15,188 Kraft Heinz Co 344,160
8,247 Procter & Gamble Co 1,213,051
7,281 Sysco Corp 543,964
TOTAL CONSUMER STAPLES 4,747,920
ENERGY - 5.0%
11,447 Baker Hughes Co 797,513
16,984 Halliburton Co 718,423
7,867 ONEOK, Inc 727,383
TOTAL ENERGY 2,243,319
FINANCIALS - 23.9%
5,005 Aflac, Inc 568,918
1,424 Allstate Corp 309,378
839 Apollo Global Management, Inc 107,996
6,141 Bank of New York Mellon Corp 825,166
182 BlackRock, Inc 193,939
1,416 Capital One Financial Corp 270,881
2,112 Cboe Global Markets, Inc 633,790
2,636 Citizens Financial Group, Inc 171,472
2,594 CME Group, Inc 746,605
8,202 Fidelity National Information Services, Inc 381,639
4,661 Fifth Third Bancorp 236,592
1,221 Goldman Sachs Group, Inc 1,127,923
3,072 Huntington Bancshares, Inc 51,487
2,929 Intercontinental Exchange, Inc 463,046
2,646 Marsh & McLennan Cos, Inc 443,761
5,692 Morgan Stanley 1,084,838
5,001 NASDAQ, Inc 459,642
3,229 PNC Financial Services Group, Inc 720,067
6,174 Prudential Financial, Inc 605,731
83 State Street Corp 12,686
2,290 Travelers Cos, Inc 698,771
12,843 US Bancorp 727,684
TOTAL FINANCIALS 10,842,012
HEALTH CARE - 11.2%
4,006 AbbVie, Inc 846,548
11,473 Bristol-Myers Squibb Co 695,149
2,485 Cigna Group 722,091
1,312 Elevance Health, Inc 493,863
4,385 Gilead Sciences, Inc 573,733
8,531 Merck & Co, Inc 931,415

Portfolio of Investments April 30, 2026
(continued)
NUDV

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE (continued)
5,899 Royalty Pharma plc $ 295,481
1,976 STERIS plc 428,555
777 Zoetis, Inc 89,332
TOTAL HEALTH CARE 5,076,167
INDUSTRIALS - 13.4%
4,440 3M Co 650,549
2,471 Automatic Data Processing, Inc 523,704
907 Broadridge Financial Solutions, Inc 139,660
58 CH Robinson Worldwide, Inc 10,545
5,629 CSX Corp 255,725
1,062 Cummins, Inc 712,613
1,458 Deere & Co 860,030
2,010 Eaton Corp plc 870,350
2,090 Ferguson Enterprises, Inc 559,514
3,344 Johnson Controls International plc 488,324
250 Rockwell Automation, Inc 102,228
3,350 Union Pacific Corp 902,758
TOTAL INDUSTRIALS 6,076,000
INFORMATION TECHNOLOGY - 10.9%
3,815 Accenture plc, Class A 681,779
2,660 Analog Devices, Inc 1,070,012
9,969 Hewlett Packard Enterprise Co 286,808
4,070 International Business Machines Corp 940,088
975 Intuit, Inc 378,787
1,570 Motorola Solutions, Inc 689,277
2,371 NXP Semiconductors NV 696,102
608 Texas Instruments, Inc 170,897
TOTAL INFORMATION TECHNOLOGY 4,913,750
MATERIALS - 2.9%
5,155 International Flavors & Fragrances, Inc 361,881
3,390 International Paper Co 103,124
1,803 PPG Industries, Inc 195,625
2,794 Steel Dynamics, Inc 638,876
TOTAL MATERIALS 1,299,506
REAL ESTATE - 5.8%
2,188 American Tower Corp 399,770
998 Digital Realty Trust, Inc 200,538
634 Equinix, Inc 686,514
1,059 Iron Mountain, Inc 133,423
2,447 ProLogis, Inc 347,523
4,011 Welltower, Inc 871,751
TOTAL REAL ESTATE 2,639,519
UTILITIES - 5.8%
2,734 American Water Works Co, Inc 351,100
2,384 Atmos Energy Corp 452,912
7,554 Eversource Energy 534,068
13,432 Exelon Corp 617,738
7,001 Sempra 665,935
TOTAL UTILITIES 2,621,753
TOTAL COMMON STOCKS
(Cost $40,424,548) 45,133,714
TOTAL LONG-TERM INVESTMENTS
(Cost $40,424,548) 45,133,714
OTHER ASSETS & LIABILITIES, NET - 0.3% 142,073
NET ASSETS - 100% $ 45,275,787

Portfolio of Investments April 30, 2026
NUEM
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
COMMUNICATION SERVICES - 7.9%
1,883,009 America Movil SAB de C.V. $ 2,495,697
79,157 (a) Bilibili, Inc 1,699,596
15,981 CD Projekt S.A. 1,213,524
111,777 Info Edge India Ltd 1,145,696
201,846 NetEase, Inc 4,612,151
26,327 NVR Corp 3,745,278
190,277 Saudi Telecom Co 2,208,948
295,100 Telekom Malaysia Bhd 555,797
185,206 Tencent Holdings Ltd 11,059,756
86,100 TIM S.A. 444,981
15,936 Vodacom Group Ltd 134,845
TOTAL COMMUNICATION SERVICES 29,316,269
CONSUMER DISCRETIONARY - 11.5%
46,166 (a),(b) Allegro.eu S.A. 378,357
20,185 Bajaj Auto Ltd 2,125,392
618,458 (c) Chow Tai Fook Jewellery Group Ltd 839,216
502 Dixon Technologies India Ltd 59,060
43,117 Eicher Motors Ltd 3,229,445
122,195 Empresas Copec S.A. 852,905
118,416 Falabella S.A. 714,672
460 (a),(d) FF Group 5
358,684 (a) FSN E-Commerce Ventures Ltd 1,000,542
589,454 Geely Automobile Holdings Ltd 1,723,121
30,029 Hero MotoCorp Ltd 1,613,232
3,096 Hyundai Mobis Co Ltd 887,136
6,165 Hyundai Motor Co 2,207,130
218,951 JD.com, Inc, Class A 3,250,551
38,660 Jollibee Foods Corp 99,991
1,033 Laopu Gold Co Ltd 72,790
351 LPP S.A. 2,116,019
128,165 Mahindra & Mahindra Ltd 4,182,651
184,436 (a),(b) Meituan, Class B 1,960,019
59,745 Naspers Ltd 3,211,777
53,000 Petronas Dagangan Bhd 269,304
86,662 (b),(c) Pop Mart International Group Ltd 1,739,048
1,331,450 Samvardhana Motherson International Ltd 1,700,334
1,182 Trent Ltd 51,614
21,288 (a) Trip.com Group Ltd 1,135,360
33,691 Tube Investments of India Ltd 1,046,399
63,433 TVS Motor Co Ltd 2,334,384
227,321 Ultrapar Participacoes S.A. 1,366,006
339,693 Vibra Energia S.A. 2,270,346
105,600 Zhejiang China Commodities City Group Co Ltd, Class A 204,790
TOTAL CONSUMER DISCRETIONARY 42,641,596
CONSUMER STAPLES - 2.1%
1,067,125 (a),(c) Alibaba Health Information Technology Ltd 595,288
99,270 Hindustan Unilever Ltd 2,354,209
183,716 (a),(b) JD Health International, Inc 1,063,776
353,796 (b) Nongfu Spring Co Ltd 2,113,631
508,852 Wal-Mart de Mexico SAB de C.V. 1,600,187
TOTAL CONSUMER STAPLES 7,727,091
ENERGY - 2.8%
523,978 ADNOC Drilling Co PJSC 807,459
1,924,534 Adnoc Gas plc 1,765,820
151,600 China Merchants Energy Shipping Co Ltd, Class A 390,519
395,886 China Oilfield Services Ltd 476,554
13,675 HD Hyundai Co Ltd 2,862,788
234,701 Petronet LNG Ltd 684,367

Portfolio of Investments April 30, 2026
(continued)
NUEM

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
ENERGY (continued)
187,014 Qatar Fuel QSC $ 736,037
12,039 S-Oil Corp 1,091,724
303,894 Turkiye Petrol Rafinerileri AS. 1,822,634
TOTAL ENERGY 10,637,902
FINANCIALS - 18.2%
5,960,007 Agricultural Bank of China Ltd 4,625,734
173,463 Agricultural Bank of China Ltd, Class A 175,688
100,641 Al Rajhi Bank 1,839,472
1,386,860 B3 S.A.-Brasil Bolsa Balcao 5,018,683
148,100 Banco Bradesco S.A. 574,280
1,831,233 Bank Mandiri Persero Tbk PT 464,420
9,389 Capitec Bank Holdings Ltd 2,431,678
580,370 Cathay Financial Holding Co Ltd 1,414,085
6,933,263 China Construction Bank Corp 7,770,742
58,958 China Construction Bank Corp, Class A 85,861
738,601 China Merchants Bank Co Ltd 4,440,799
41,367 China Merchants Bank Co Ltd, Class A 231,709
10,600 China Pacific Insurance Group Co Ltd 46,033
128,600 China Pacific Insurance Group Co Ltd, Class A 700,751
188,962 CITIC Securities Co Ltd 667,201
61,565 CITIC Securities Co Ltd, Class A 245,274
434,966 Commercial International Bank-Egypt (CIB) 1,095,122
474,909 CTBC Financial Holding Co Ltd 783,908
442 Erste Bank Polska S.A. 75,018
325,872 Eurobank S.A. 1,406,730
697,724 Fubon Financial Holding Co Ltd 1,981,888
60,784 Grupo Cibest S.A. 1,045,884
13,497 Hana Financial Group, Inc 1,163,880
605,779 HDFC Bank Ltd 4,925,310
6,993,043 Industrial & Commercial Bank of China Ltd 6,275,550
39,000 Kasikornbank PCL 235,095
34,271 KB Financial Group, Inc 3,708,532
13,164 Korea Investment Holdings Co Ltd 2,130,097
705,153 Ping An Insurance Group Co of China Ltd 5,670,929
20,600 Ping An Insurance Group Co of China Ltd, Class A 179,005
95,302 Piraeus Bank S.A. 888,761
78,515 (b) Postal Savings Bank of China Co Ltd 50,314
518,537 Postal Savings Bank of China Co Ltd, Class A 384,784
273,184 Qatar National Bank QPSC 1,301,769
24,912 Shinhan Financial Group Co Ltd 1,677,932
88,532 Woori Financial Group, Inc 1,990,657
TOTAL FINANCIALS 67,703,575
HEALTH CARE - 2.5%
47,482 (b) 3SBio, Inc 140,256
21,508 (a) BeOne Medicines Ltd 476,629
29,193 Celltrion, Inc 3,946,314
119,996 Jiangsu Hengrui Pharmaceuticals Co Ltd, Class A 946,290
22,825 Shenzhen Mindray Bio-Medical Electronics Co Ltd, Class A 562,578
43,736 (b) WuXi AppTec Co Ltd 759,291
559,505 (a),(b) Wuxi Biologics Cayman, Inc 2,359,795
TOTAL HEALTH CARE 9,191,153
INDUSTRIALS - 12.2%
10,209 ABB India Ltd 777,665
1,377,648 Airports of Thailand PCL 2,165,947
85,357 Bidvest Group Ltd 1,192,494
23,763 (c) Contemporary Amperex Technology Co Ltd 1,844,315
57,135 Contemporary Amperex Technology Co Ltd, Class A 3,646,016
929 Cummins India Ltd 51,547
1,784 Doosan Co Ltd 1,919,676
58,169 (a) Doosan Enerbility Co Ltd 4,984,682
82,588 Embraer S.A. 1,277,011

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
INDUSTRIALS (continued)
827,201 (a) GMR Airports Ltd $ 840,416
35,899 Grupo Aeroportuario del Pacifico SAB de C.V., Class B 898,315
2,421 HD Hyundai Electric Co Ltd 2,043,616
2,873 HD Hyundai Heavy Industries Co Ltd 1,326,864
7,702 Hyundai Engineering & Construction Co Ltd 840,199
11,231 Hyundai Glovis Co Ltd 1,718,876
5,645 (b) InterGlobe Aviation Ltd 255,463
71,594 Kanzhun Ltd (ADR), ADR 967,951
44,143,514 Latam Airlines Group S.A. 1,046,119
29,004 LG Corp 1,937,902
23,626 LS Electric Co Ltd 4,428,282
90,287 SF Holding Co Ltd, Class A 490,263
14,487 (a) SK Square Co Ltd 8,214,379
68,945 SM Investments Corp 679,637
2,525 (a) Sociedad Quimica y Minera de Chile S.A., Class B 231,396
39,500 Sungrow Power Supply Co Ltd, Class A 794,411
4,710 Supreme Industries Ltd 179,768
36,551 Turk Hava Yollari AO 249,351
35,800 Zhejiang Sanhua Intelligent Controls Co Ltd, Class A 245,850
TOTAL INDUSTRIALS 45,248,411
INFORMATION TECHNOLOGY - 31.7%
108,000 Advantech Co Ltd 1,225,394
98,000 Asia Vital Components Co Ltd 8,768,641
173,390 Delta Electronics, Inc 11,847,728
271,000 E Ink Holdings, Inc 1,176,048
250,300 Foxconn Industrial Internet Co Ltd, Class A 2,303,580
295,889 HCL Technologies Ltd 3,738,136
28,400 IEIT Systems Co Ltd, Class A 289,930
179,888 Infosys Ltd 2,239,840
17,783 King Slide Works Co Ltd 2,194,497
2,542,614 Lenovo Group Ltd 3,790,998
94,035 (a) LG Display Co Ltd 777,285
621,000 Lite-On Technology Corp 3,253,515
14,008 Persistent Systems Ltd 708,416
19,020 Samsung SDI Co Ltd 8,912,419
224,500 Sunny Optical Technology Group Co Ltd 1,825,518
849,564 Taiwan Semiconductor Manufacturing Co Ltd 57,246,260
170,685 TOTVS S.A. 1,091,447
2,601,194 United Microelectronics Corp 6,346,078
TOTAL INFORMATION TECHNOLOGY 117,735,730
MATERIALS - 8.4%
2,848,676 (a) Amman Mineral Internasional PT 839,298
23,865 AngloGold Ashanti PLC 2,217,059
18,342 APL Apollo Tubes Ltd 368,140
83,564 Asian Paints Ltd 2,152,188
1,648,700 Cemex SAB de C.V. 2,019,450
40,700 China Jushi Co Ltd, Class A 205,515
46,300 Cia de Minas Buenaventura SAA (ADR), ADR 1,508,917
143,533 (b) Ganfeng Lithium Group Co Ltd 1,526,255
352,381 Gerdau S.A. 1,599,096
42,668 Gold Fields Ltd 1,819,139
38,200 Guangzhou Tinci Materials Technology Co Ltd, Class A 338,314
21,988 Jindal Stainless Ltd 177,778
8,847 KGHM Polska Miedz S.A. 738,103
5,186 LG Chem Ltd 1,388,108
96,443 Pidilite Industries Ltd 1,397,865
1,167,710 Press Metal Aluminium Holdings Bhd 2,537,413
278,280 (a) Saudi Arabian Mining Co 4,867,396
151,600 Saudi Basic Industries Corp 2,475,803
160,088 UPL Ltd 1,082,588
17,917 Valterra Platinum Ltd 1,432,287
29,500 Xiamen Tungsten Co Ltd, Class A 249,476

Portfolio of Investments April 30, 2026
(continued)
NUEM

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MATERIALS (continued)
29,551 Zangge Mining Co Ltd, Class A $ 386,064
TOTAL MATERIALS 31,326,252
REAL ESTATE - 0.7%
771,425 Emaar Properties PJSC 2,478,373
TOTAL REAL ESTATE 2,478,373
UTILITIES - 1.9%
462,882 China Yangtze Power Co Ltd, Class A 1,850,891
263,100 Cia Energetica de Minas Gerais 662,186
72,100 CPFL Energia S.A. 708,063
46,984 Engie Brasil Energia S.A. 332,972
49,013 ENN Energy Holdings Ltd 382,281
758,927 Power Grid Corp of India Ltd 2,545,515
165,876 Tenaga Nasional Bhd 607,286
TOTAL UTILITIES 7,089,194
TOTAL COMMON STOCKS
(Cost $255,650,470) 371,095,546
TOTAL LONG-TERM INVESTMENTS
(Cost $255,650,470) 371,095,546
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.1%
3,990,756 (e) State Street Navigator Securities Lending Government Money
Market Portfolio
3.670%(f) $ 3,990,756
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $3,990,756) 3,990,756
TOTAL INVESTMENTS - 101.0%
(Cost $259,641,226) 375,086,302
OTHER ASSETS & LIABILITIES, NET - (1.0)% (3,677,092)
NET ASSETS - 100% $ 371,409,210
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $12,346,205 or 3.3% of Total Investments.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,722,663.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments April 30, 2026
NUDM
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.3%
COMMUNICATION SERVICES - 4.0%
287,028 (a) Airtel Africa plc $ 1,383,032
399,432 Informa plc 4,301,959
372,020 SoftBank Group Corp 12,389,984
133,093 Telenor ASA 2,181,829
8,725 Universal Music Group NV 182,334
3,970,649 Vodafone Group plc 6,326,212
TOTAL COMMUNICATION SERVICES 26,765,350
CONSUMER DISCRETIONARY - 9.9%
84,554 Amadeus IT Group S.A. 4,860,109
8,200 Asics Corp 231,916
27,107 Avolta AG. 1,490,443
3,900 Bandai Namco Holdings, Inc 90,168
1,995 Bayerische Motoren Werke AG. 181,719
246,828 Bridgestone Corp 5,142,742
200,600 Cie Generale des Etablissements Michelin S.C.A 7,257,066
34,384 Compass Group plc 971,348
6,653 D'ieteren Group 1,370,433
81,097 Industria de Diseno Textil S.A. 4,811,710
127,000 Isuzu Motors Ltd 1,739,204
42,162 Moncler S.p.A 2,534,231
256,812 Oriental Land Co Ltd 3,586,568
629,047 Panasonic Holdings Corp 12,857,519
73,087 Prosus NV 3,521,118
250,100 (b) Rakuten Group, Inc 1,211,677
29,700 Sekisui House Ltd 646,291
451,422 Sony Group Corp 8,967,657
181,900 Subaru Corp 2,727,252
284,500 Yamaha Motor Co Ltd 2,007,958
TOTAL CONSUMER DISCRETIONARY 66,207,129
CONSUMER STAPLES - 6.8%
248,188 Ajinomoto Co, Inc 8,061,497
95,737 Danone S.A. 7,495,176
31,916 Henkel AG. & Co KGaA 2,199,541
1,540 Kerry Group plc, Class A 130,429
90,910 Mowi ASA 2,007,279
54,003 Nestle S.A. 5,458,650
88,947 Orkla ASA 1,091,926
8,470 Reckitt Benckiser Group plc 538,415
1,029,047 Tesco plc 6,740,571
168,247 Unilever plc 9,823,845
596,824 Wilmar International Ltd 1,691,755
TOTAL CONSUMER STAPLES 45,239,084
ENERGY - 0.7%
131,943 Neste Oyj 4,545,756
TOTAL ENERGY 4,545,756
FINANCIALS - 25.9%
178,454 3i Group plc 6,212,620
222,011 AIB Group plc 2,551,689
29,094 Allianz SE 13,276,049
202,125 AXA S.A. 9,706,970
1,562,752 Banco de Sabadell S.A. 6,045,838
194,332 Bank Hapoalim BM 5,201,013
72,533 BNP Paribas S.A. 7,592,107
1,147,400 BOC Hong Kong Holdings Ltd 6,550,085
43,115 CaixaBank S.A. 548,243
20,778 Commonwealth Bank of Australia 2,594,188
155,800 Daiichi Life Group, Inc 1,431,684
209,490 Deutsche Bank AG. 6,512,159

Portfolio of Investments April 30, 2026
(continued)
NUDM

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FINANCIALS (continued)
275,970 DNB Bank ASA $ 8,324,251
7,860 Erste Group Bank AG. 868,539
228,938 Generali 10,231,956
86,887 Hong Kong Exchanges & Clearing Ltd 4,574,080
240,405 ING Groep NV 6,981,074
6,189 KBC Group NV 822,194
82,977 Legal & General Group plc 283,799
67,966 London Stock Exchange Group plc 8,819,917
264,363 Mizuho Financial Group, Inc 11,340,085
100,509 Nordea Bank Abp 1,885,251
19,100 Oversea-Chinese Banking Corp Ltd 328,444
57,651 Societe Generale S.A. 4,628,419
122,250 Sompo Holdings, Inc 4,522,403
2,800 Sony Financial Group, Inc 2,500
342,700 Sumitomo Mitsui Financial Group, Inc 12,054,257
453,700 Svenska Handelsbanken AB 6,401,986
38,243 Tokio Marine Holdings, Inc 1,757,609
46,292 UBS Group AG. 2,042,163
402,708 Westpac Banking Corp 11,146,765
175,000 Yokohama Financial Group, Inc 1,658,371
8,638 Zurich Insurance Group AG. 6,006,450
TOTAL FINANCIALS 172,903,158
HEALTH CARE - 10.6%
114 (b) Argenx SE 89,330
292,723 Astellas Pharma, Inc 4,169,348
122,293 Bayer AG. 5,458,484
125,000 Chugai Pharmaceutical Co Ltd 6,473,948
82,321 CSL Ltd 7,360,785
30,664 EssilorLuxottica S.A. 6,519,625
303,862 GSK plc 7,962,793
1,434,271 Haleon plc 6,626,429
11,600 Hoya Corp 2,154,111
486 Lonza Group AG. 297,796
1,027 Merck KGaA 132,580
3,701 (b),(c) NMC Health plc –
110,561 Novartis AG. 16,385,167
1,115,688 Sigma Healthcare Ltd 2,237,921
17,617 (b) UCB S.A. 4,777,884
TOTAL HEALTH CARE 70,646,201
INDUSTRIALS - 22.3%
128,277 ABB Ltd 12,866,246
37,502 ACS Actividades de Construccion y Servicios S.A. 5,393,376
9,161 Alstom S.A. 183,547
252,609 Atlas Copco AB 4,756,265
103,015 (a),(b) Ayvens S.A. 1,387,261
59,122 Bouygues S.A. 3,487,066
421,252 Brambles Ltd 6,853,689
100,690 Bunzl plc 3,313,827
160,893 Computershare Ltd 3,491,035
200 Dai Nippon Printing Co Ltd 3,788
9,763 DSV A.S. 2,388,602
111,400 Ebara Corp 3,786,910
21,233 Eiffage S.A. 3,412,304
741,476 (b) Grab Holdings Ltd 2,832,438
451,751 Keppel Ltd 3,855,784
201,911 Komatsu Ltd 8,448,553
12,744 Kuehne & Nagel International AG. 2,977,212
298,624 Mitsubishi Electric Corp 11,874,070
481,557 (d) MTR Corp Ltd 2,050,709
16,729 MTU Aero Engines AG. 5,716,448
29,768 Prysmian S.p.A 4,467,924
56,800 Recruit Holdings Co Ltd 2,647,078

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
INDUSTRIALS (continued)
111,730 RELX plc $ 4,071,908
26,140 Schneider Electric SE 8,236,210
41,407 SGS S.A. 4,481,412
16,500 Shimizu Corp 319,881
50,769 Siemens AG. 15,040,483
98,508 Smiths Group plc 3,405,321
1,927 Sunbelt Rentals Holdings, Inc 144,646
108,289 Swire Pacific Ltd 1,172,224
177,988 Transurban Group 1,791,499
8,409 (a) VAT Group AG. 6,268,713
249,398 Vestas Wind Systems A.S. 7,640,386
TOTAL INDUSTRIALS 148,766,815
INFORMATION TECHNOLOGY - 7.9%
18,101 ASML Holding NV 25,955,638
47,547 Logitech International S.A. 4,665,631
201,200 NEC Corp 5,265,443
304,995 Nokia Oyj 3,794,191
60,311 SAP SE 10,293,791
70,800 Yokogawa Electric Corp 2,468,207
TOTAL INFORMATION TECHNOLOGY 52,442,901
MATERIALS - 5.3%
117,713 Antofagasta plc 5,677,550
78,663 Boliden AB 4,081,984
31,718 Endeavour Mining plc 1,902,425
276,925 Fortescue Ltd 3,912,214
1,507 Givaudan S.A. 5,366,658
240,482 ICL Group Ltd 1,290,326
79,900 Nitto Denko Corp 1,528,351
12,698 Northern Star Resources Ltd 191,713
138,100 Shin-Etsu Chemical Co Ltd 6,385,709
56,071 Sumitomo Metal Mining Co Ltd 3,371,667
22,792 Syensqo S.A. 1,506,580
TOTAL MATERIALS 35,215,177
REAL ESTATE - 2.2%
802,950 CapitaLand Ascendas REIT 1,569,899
95,100 Daiwa House Industry Co Ltd 2,905,707
50,195 Keppel REIT 35,275
37,500 Mitsubishi Estate Co Ltd 1,061,070
1,615,405 Scentre Group 4,308,769
1,140,224 Sino Land Co Ltd 1,817,954
21,575 Unibail-Rodamco-Westfield 2,609,308
27,440 Vonovia SE 737,437
TOTAL REAL ESTATE 15,045,419
UTILITIES - 3.7%
336,915 EDP S.A. 1,834,995
253,587 Iberdrola S.A. 5,934,521
171,091 Italgas S.p.A 2,065,182
349,317 Meridian Energy Ltd 1,168,154
489,710 National Grid plc 8,731,893
164,459 Orsted AS. 4,397,983
6,133 Verbund AG. 461,514
TOTAL UTILITIES 24,594,242
TOTAL COMMON STOCKS
(Cost $518,513,176) 662,371,232
TOTAL LONG-TERM INVESTMENTS
(Cost $518,513,176) 662,371,232

Portfolio of Investments April 30, 2026
(continued)
NUDM

See Notes to Financial Statements
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
1,647,095 (e) State Street Navigator Securities Lending Government Money
Market Portfolio
3.670%(f) $ 1,647,095
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,647,095) $ 1,647,095
TOTAL INVESTMENTS - 99.6%
(Cost $520,160,271) 664,018,327
OTHER ASSETS & LIABILITIES, NET - 0.4% 2,852,917
NET ASSETS - 100% $ 666,871,244
REIT Real Estate Investment Trust
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $9,039,006 or 1.4% of Total Investments.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,520,544.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments April 30, 2026
NULC
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 10.9%
5,454 Alphabet, Inc, Class A $ 2,098,699
6,858 Alphabet, Inc, Class C 2,619,345
11,333 AT&T, Inc 296,131
12,030 Comcast Corp, Class A 325,291
969 Electronic Arts, Inc 196,097
1,983 (a) Liberty Media Corp-Liberty Formula One, Class C 170,439
1,525 (a) Live Nation Entertainment, Inc 240,858
3,497 News Corp, Class A 92,041
319 (a) Take-Two Interactive Software, Inc 68,189
8,251 Verizon Communications, Inc 396,296
TOTAL COMMUNICATION SERVICES 6,503,386
CONSUMER DISCRETIONARY - 8.5%
2,018 (a) Aptiv plc 121,605
6 (a) AutoZone, Inc 22,224
2,684 Booking Holdings, Inc 451,878
1,889 (a) DoorDash, Inc, Class A 318,580
3,004 eBay, Inc 310,854
6,033 Ford Motor Co 72,879
1,519 (a) Garmin Ltd 381,482
8,727 General Motors Co 671,019
1,589 Home Depot, Inc 522,463
611 Lowe's Cos, Inc 145,901
2,490 McDonald's Corp 731,039
198 (a) MercadoLibre, Inc 354,941
7,261 (a) Rivian Automotive, Inc, Class A 119,080
5,138 TJX Cos, Inc 805,381
672 (a) Versigent plc 23,500
TOTAL CONSUMER DISCRETIONARY 5,052,826
CONSUMER STAPLES - 5.9%
1,367 Archer-Daniels-Midland Co 101,896
12,577 Coca-Cola Co 990,565
467 Colgate-Palmolive Co 39,863
1,104 Costco Wholesale Corp 1,120,041
1,722 Mondelez International, Inc, Class A 105,800
6,444 Procter & Gamble Co 947,848
332 Sysco Corp 24,804
1,586 Target Corp 205,783
TOTAL CONSUMER STAPLES 3,536,600
ENERGY - 2.4%
9,253 Baker Hughes Co 644,657
5,875 Halliburton Co 248,512
5,891 ONEOK, Inc 544,682
TOTAL ENERGY 1,437,851
FINANCIALS - 13.4%
4,069 Aflac, Inc 462,523
1,036 Bank of New York Mellon Corp 139,207
884 Cboe Global Markets, Inc 265,280
605 Goldman Sachs Group, Inc 558,881
2,543 Intercontinental Exchange, Inc 402,023
3,202 Marsh & McLennan Cos, Inc 537,007
2,001 Mastercard, Inc, Class A 1,006,343
914 Moody's Corp 422,131
5,127 Morgan Stanley 977,155
2,378 PNC Financial Services Group, Inc 530,294
361 Progressive Corp 72,662
115 Prudential Financial, Inc 11,283
1,454 S&P Global, Inc 627,008
936 Travelers Cos, Inc 285,611

Portfolio of Investments April 30, 2026
(continued)
NULC

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FINANCIALS (continued)
9,844 US Bancorp $ 557,761
3,312 Visa, Inc, Class A 1,092,430
33 Willis Towers Watson plc 8,455
TOTAL FINANCIALS 7,956,054
HEALTH CARE - 8.7%
2,815 AbbVie, Inc 594,866
2,567 Agilent Technologies, Inc 296,617
370 Amgen, Inc 128,112
134 Cigna Group 38,938
3,702 Danaher Corp 662,473
5,321 (a) Edwards Lifesciences Corp 444,303
1,155 Elevance Health, Inc 434,765
1,218 Gilead Sciences, Inc 159,363
604 (a) IDEXX Laboratories, Inc 338,723
119 McKesson Corp 97,009
6,628 Merck & Co, Inc 723,645
188 (a) Mettler-Toledo International, Inc 240,003
593 Stryker Corp 186,872
1,466 (a) Veeva Systems, Inc, Class A 228,652
483 (a) Vertex Pharmaceuticals, Inc 206,425
175 West Pharmaceutical Services, Inc 52,078
2,859 Zoetis, Inc 328,699
TOTAL HEALTH CARE 5,161,543
INDUSTRIALS - 9.9%
1,933 3M Co 283,223
951 Automatic Data Processing, Inc 201,555
704 (a) Axon Enterprise, Inc 282,839
999 Carrier Global Corp 67,103
420 Caterpillar, Inc 373,846
4,822 (a) Copart, Inc 159,656
61 Deere & Co 35,982
2,142 Eaton Corp plc 927,508
910 Ferguson Enterprises, Inc 243,616
1,058 GE Vernova, Inc 1,146,301
813 Johnson Controls International plc 118,722
806 Parker-Hannifin Corp 732,993
171 Trane Technologies plc 84,224
9,296 (a) Uber Technologies, Inc 693,575
1,102 Union Pacific Corp 296,967
76 United Rentals, Inc 72,948
1,189 Xylem, Inc 140,492
TOTAL INDUSTRIALS 5,861,550
INFORMATION TECHNOLOGY - 34.0%
1,910 Accenture plc, Class A 341,336
1,535 (a) Adobe, Inc 377,764
2,148 (a) Advanced Micro Devices, Inc 761,445
552 Analog Devices, Inc 222,048
1,088 Applied Materials, Inc 429,205
4,249 (a) Arista Networks, Inc 733,845
140 (a) Atlassian Corp, Class A 9,603
175 (a) Autodesk, Inc 41,475
6,174 Broadcom, Inc 2,577,213
1,280 (a) Cadence Design Systems, Inc 421,875
13 (a) Fair Isaac Corp 13,325
1,262 (a) GoDaddy, Inc, Class A 109,529
12,519 Hewlett Packard Enterprise Co 360,172
8,639 HP, Inc 180,210
4,761 (a) Intel Corp 449,819
3,078 International Business Machines Corp 710,956
751 Intuit, Inc 291,763
1,609 (a) Keysight Technologies, Inc 563,005

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
INFORMATION TECHNOLOGY (continued)
2,147 Lam Research Corp $ 553,625
515 Marvell Technology, Inc 85,052
746 (a) MongoDB, Inc 187,119
1,849 NetApp, Inc 204,814
26,533 NVIDIA Corp 5,295,191
1,538 (a) Okta, Inc 113,274
2,757 (a) Palo Alto Networks, Inc 494,385
184 (a) PTC, Inc 25,079
3,472 Salesforce, Inc 612,912
1,878 Seagate Technology Holdings plc 1,265,096
3,800 (a) ServiceNow, Inc 335,578
1,227 (a) Synopsys, Inc 592,150
520 Texas Instruments, Inc 146,162
2,172 (a) Trimble, Inc 146,219
1,425 (a) Twilio, Inc, Class A 210,985
650 VeriSign, Inc 174,629
2,766 Western Digital Corp 1,201,882
TOTAL INFORMATION TECHNOLOGY 20,238,740
MATERIALS - 1.8%
2,386 Ecolab, Inc 621,792
2,608 International Paper Co 79,335
217 PPG Industries, Inc 23,544
1,048 Steel Dynamics, Inc 239,636
397 Vulcan Materials Co 119,791
TOTAL MATERIALS 1,084,098
REAL ESTATE - 2.3%
268 (a) CBRE Group, Inc, Class A 38,251
131 Equinix, Inc 141,851
2,651 ProLogis, Inc 376,495
3,776 Welltower, Inc 820,676
TOTAL REAL ESTATE 1,377,273
UTILITIES - 2.0%
393 American Water Works Co, Inc 50,469
3,382 Consolidated Edison, Inc 377,059
570 Eversource Energy 40,299
930 Exelon Corp 42,771
990 (a) Oklo, Inc 71,775
6,120 Sempra 582,134
TOTAL UTILITIES 1,164,507
TOTAL COMMON STOCKS
(Cost $47,765,716) 59,374,428
TOTAL LONG-TERM INVESTMENTS
(Cost $47,765,716) 59,374,428
OTHER ASSETS & LIABILITIES, NET - 0.2% 122,713
NET ASSETS - 100% $ 59,497,141
S&P Standard & Poor's
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Portfolio of Investments April 30, 2026
NULG
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
COMMUNICATION SERVICES - 6.4%
405,764 Alphabet, Inc, Class C $ 154,977,502
11,956 (a) Liberty Media Corp-Liberty Formula One, Class C 1,027,618
76,690 (a) Live Nation Entertainment, Inc 12,112,419
TOTAL COMMUNICATION SERVICES 168,117,539
CONSUMER DISCRETIONARY - 9.8%
1,690 (a) AutoZone, Inc 6,259,811
248,227 Booking Holdings, Inc 41,791,498
49,943 (a) DoorDash, Inc, Class A 8,422,887
99,342 Expedia Group, Inc 24,673,572
113,567 Hilton Worldwide Holdings, Inc 36,803,658
71,324 (a) Lululemon Athletica, Inc 9,821,315
18,950 (a) MercadoLibre, Inc 33,970,338
393,954 (a) O'Reilly Automotive, Inc 39,159,027
340,567 (a) Rivian Automotive, Inc, Class A 5,585,299
124,349 Ross Stores, Inc 28,325,459
37,666 (a) Ulta Beauty, Inc 20,244,722
TOTAL CONSUMER DISCRETIONARY 255,057,586
CONSUMER STAPLES - 2.1%
53,964 Costco Wholesale Corp 54,748,097
TOTAL CONSUMER STAPLES 54,748,097
FINANCIALS - 7.1%
137,181 Equitable Holdings, Inc 5,789,038
129,019 Mastercard, Inc, Class A 64,886,236
79,333 Moody's Corp 36,639,946
236,463 Visa, Inc, Class A 77,994,956
TOTAL FINANCIALS 185,310,176
HEALTH CARE - 5.5%
77,375 Eli Lilly & Co 72,314,675
167,729 Gilead Sciences, Inc 21,945,662
4,810 (a) IDEXX Laboratories, Inc 2,697,448
8,692 (a) Mettler-Toledo International, Inc 11,096,294
95,263 Stryker Corp 30,020,229
38,516 (a) Veeva Systems, Inc, Class A 6,007,341
TOTAL HEALTH CARE 144,081,649
INDUSTRIALS - 11.1%
50,695 (a) Axon Enterprise, Inc 20,367,223
52,904 Caterpillar, Inc 47,090,379
59,448 GE Vernova, Inc 64,409,530
42,776 Quanta Services, Inc 31,131,090
82,287 Trane Technologies plc 40,529,639
590,477 (a) Uber Technologies, Inc 44,055,489
73,515 Veralto Corp 6,484,023
30,189 WW Grainger, Inc 35,059,995
TOTAL INDUSTRIALS 289,127,368
INFORMATION TECHNOLOGY - 54.8%
285,093 (a) Advanced Micro Devices, Inc 101,062,618
300,091 (a) Arista Networks, Inc 51,828,717
150,372 (a) Autodesk, Inc 35,638,164
472,092 Broadcom, Inc 197,065,364
128,384 (a) Cadence Design Systems, Inc 42,314,083
91,161 (a) Ciena Corp 48,094,720
62,346 (a) Datadog, Inc, Class A 8,241,518
266,498 (a) Everpure, Inc 19,041,282
20,163 (a) Fair Isaac Corp 20,667,075
56,393 (a) First Solar, Inc 11,385,183
419,072 (a) Fortinet, Inc 35,331,960
21,350 (a) Gartner, Inc 3,170,261

See Notes to Financial Statements
Investments in Derivatives
x
SHARES DESCRIPTION VALUE
INFORMATION TECHNOLOGY (continued)
114,332 (a) GoDaddy, Inc, Class A $ 9,922,874
233,239 Lam Research Corp 60,143,008
193,774 Marvell Technology, Inc 32,001,776
69,064 (a) MongoDB, Inc 17,323,323
29,453 Monolithic Power Systems, Inc 47,549,218
74,400 Motorola Solutions, Inc 32,663,832
2,224,273 (b) NVIDIA Corp 443,898,163
340,068 Oracle Corp 54,883,574
251,027 (a) Palo Alto Networks, Inc 45,014,162
65,396 (a) PTC, Inc 8,913,475
369,687 (a) ServiceNow, Inc 32,647,059
86,977 (a) Synopsys, Inc 41,975,100
23,869 (a) Tyler Technologies, Inc 8,142,671
24,720 VeriSign, Inc 6,641,275
8,320 (a) Workday, Inc, Class A 1,018,368
88,161 (a) Zscaler, Inc 11,520,879
TOTAL INFORMATION TECHNOLOGY 1,428,099,702
MATERIALS - 1.9%
75,727 Ecolab, Inc 19,734,456
91,059 Sherwin-Williams Co 29,285,485
TOTAL MATERIALS 49,019,941
REAL ESTATE - 1.2%
138,706 Welltower, Inc 30,146,362
TOTAL REAL ESTATE 30,146,362
TOTAL COMMON STOCKS
(Cost $2,238,955,686) 2,603,708,420
TOTAL LONG-TERM INVESTMENTS
(Cost $2,238,955,686) 2,603,708,420
OTHER ASSETS & LIABILITIES, NET - 0.1% 2,514,471
NET ASSETS - 100% $ 2,606,222,891
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-mini Nasdaq-100 3 6/26 $ 1,476,548 $ 1,655,760 $ 179,212
Total $1,476,548 $1,655,760 $179,212

Portfolio of Investments April 30, 2026
NULV
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 99.7%
COMMUNICATION SERVICES - 13.6%
450,632 Alphabet, Inc, Class A $ 173,403,194
790,627 AT&T, Inc 20,659,084
783,829 Comcast Corp, Class A 21,194,736
74,751 Electronic Arts, Inc 15,127,360
236,101 News Corp, Class A 6,214,178
43,188 (a) Take-Two Interactive Software, Inc 9,231,867
770,414 Verizon Communications, Inc 37,002,984
TOTAL COMMUNICATION SERVICES 282,833,403
CONSUMER DISCRETIONARY - 3.8%
285,958 eBay, Inc 29,590,934
55,172 Home Depot, Inc 18,140,553
43,975 Lowe's Cos, Inc 10,500,790
59,010 PulteGroup, Inc 7,220,464
191,085 (a) Rivian Automotive, Inc, Class A 3,133,794
58,280 Williams-Sonoma, Inc 10,560,919
TOTAL CONSUMER DISCRETIONARY 79,147,454
CONSUMER STAPLES - 9.1%
301,830 Archer-Daniels-Midland Co 22,498,408
85,893 Bunge Global S.A. 10,914,423
569,855 Coca-Cola Co 44,881,780
73,063 Dollar General Corp 8,466,540
120,327 Hormel Foods Corp 2,583,421
714,636 Kenvue, Inc 12,527,569
362,910 Keurig Dr Pepper, Inc 10,669,554
163,554 Kraft Heinz Co 3,706,134
289,267 Procter & Gamble Co 42,548,283
240,160 Target Corp 31,160,760
TOTAL CONSUMER STAPLES 189,956,872
ENERGY - 4.0%
476,595 Baker Hughes Co 33,204,374
481,342 Halliburton Co 20,360,767
329,451 ONEOK, Inc 30,461,039
TOTAL ENERGY 84,026,180
FINANCIALS - 19.9%
71,169 Aflac, Inc 8,089,780
97,059 American Express Co 31,354,910
249,435 Bank of New York Mellon Corp 33,516,581
65,742 Cboe Global Markets, Inc 19,728,517
330,979 Citigroup, Inc 42,358,693
102,687 CME Group, Inc 29,555,372
302,114 Fidelity National Information Services, Inc 14,057,364
93,427 (a) Fiserv, Inc 5,853,202
25,507 Goldman Sachs Group, Inc 23,562,601
56,091 Intercontinental Exchange, Inc 8,867,426
31,085 Jack Henry & Associates, Inc 4,779,319
111,016 Loews Corp 12,501,512
8,991 M&T Bank Corp 1,965,702
114,785 Marsh & McLennan Cos, Inc 19,250,592
211,454 Morgan Stanley 40,301,018
131,688 PNC Financial Services Group, Inc 29,366,424
99,450 Progressive Corp 20,017,296
10,340 Regions Financial Corp 295,207
66,564 S&P Global, Inc 28,704,394
93,847 Travelers Cos, Inc 28,636,474
171,838 US Bancorp 9,736,341
4,351 Willis Towers Watson plc 1,114,726
TOTAL FINANCIALS 413,613,451

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE - 11.6%
164,634 AbbVie, Inc $ 34,790,457
34,471 Agilent Technologies, Inc 3,983,124
539,514 Bristol-Myers Squibb Co 32,689,153
110,401 Cardinal Health, Inc 21,294,145
73,945 Cencora, Inc 22,775,800
56,180 Cigna Group 16,324,784
146,061 Danaher Corp 26,137,616
197,378 (a) Edwards Lifesciences Corp 16,481,063
123,562 Gilead Sciences, Inc 16,166,852
6,694 Humana, Inc 1,582,729
43,740 Merck & Co, Inc 4,775,533
5,467 Regeneron Pharmaceuticals, Inc 3,865,497
37,765 STERIS plc 8,190,473
67,682 Stryker Corp 21,328,629
1,075 (a) United Therapeutics Corp 614,201
29,486 West Pharmaceutical Services, Inc 8,774,739
5,647 Zoetis, Inc 649,236
TOTAL HEALTH CARE 240,424,031
INDUSTRIALS - 11.2%
168,550 3M Co 24,695,946
78,960 Automatic Data Processing, Inc 16,734,782
39,374 Broadridge Financial Solutions, Inc 6,062,809
34,554 Caterpillar, Inc 30,756,861
56,177 CH Robinson Worldwide, Inc 10,213,540
27,873 (a) Copart, Inc 922,875
57,526 Deere & Co 33,932,862
8,662 Expeditors International of Washington, Inc 1,281,023
91,558 Ferguson Enterprises, Inc 24,510,992
72,230 Jacobs Solutions, Inc 9,347,284
104,729 Johnson Controls International plc 15,293,576
32,482 Parker-Hannifin Corp 29,539,780
100,298 Union Pacific Corp 27,028,305
3,271 United Rentals, Inc 3,139,637
TOTAL INDUSTRIALS 233,460,272
INFORMATION TECHNOLOGY - 17.7%
132,781 Accenture plc, Class A 23,729,293
104,454 Analog Devices, Inc 42,017,666
76,920 Applied Materials, Inc 30,344,171
27,585 (a) F5, Inc 8,934,781
552,592 Hewlett Packard Enterprise Co 15,898,072
817,853 (a) Intel Corp 77,270,751
132,047 International Business Machines Corp 30,500,216
566 Intuit, Inc 219,891
36,659 Motorola Solutions, Inc 16,094,401
116,903 NXP Semiconductors NV 34,321,552
107,603 (a) Okta, Inc 7,924,961
153,723 Salesforce, Inc 27,136,721
96,199 (a) Twilio, Inc, Class A 14,243,224
34,431 VeriSign, Inc 9,250,232
69,277 Western Digital Corp 30,102,242
TOTAL INFORMATION TECHNOLOGY 367,988,174
MATERIALS - 2.5%
27,336 Ball Corp 1,669,683
89,768 Ecolab, Inc 23,393,541
97,465 International Flavors & Fragrances, Inc 6,842,043
64,075 Smurfit Westrock plc 2,459,839
73,692 Steel Dynamics, Inc 16,850,413
TOTAL MATERIALS 51,215,519

Portfolio of Investments April 30, 2026
(continued)
NULV

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
REAL ESTATE - 2.7%
34,587 American Tower Corp $ 6,319,391
40,966 (a) CBRE Group, Inc, Class A 5,847,077
14,658 Digital Realty Trust, Inc 2,945,378
11,895 Equinix, Inc 12,880,263
4,333 Iron Mountain, Inc 545,915
186,290 ProLogis, Inc 26,456,906
TOTAL REAL ESTATE 54,994,930
UTILITIES - 3.6%
67,228 American Water Works Co, Inc 8,633,420
100,870 Atmos Energy Corp 19,163,283
26,782 Consolidated Edison, Inc 2,985,925
334,266 Exelon Corp 15,372,893
291,514 Sempra 27,728,812
TOTAL UTILITIES 73,884,333
TOTAL COMMON STOCKS
(Cost $1,785,451,680) 2,071,544,619
TOTAL LONG-TERM INVESTMENTS
(Cost $1,785,451,680) 2,071,544,619
OTHER ASSETS & LIABILITIES, NET - 0.3% 5,462,008
NET ASSETS - 100% $ 2,077,006,627
S&P Standard & Poor's
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Portfolio of Investments April 30, 2026
NUMG
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
COMMUNICATION SERVICES - 5.2%
12,576 (a) Liberty Media Corp-Liberty Formula One, Class C $ 1,080,907
56,942 (a) Live Nation Entertainment, Inc 8,993,420
39,113 (a) Take-Two Interactive Software, Inc 8,360,795
TOTAL COMMUNICATION SERVICES 18,435,122
CONSUMER DISCRETIONARY - 11.8%
25,257 (a) Burlington Stores, Inc 8,082,492
36,690 (a) Carvana Co 14,521,902
43,711 (a) Lululemon Athletica, Inc 6,019,005
336,063 (a) Rivian Automotive, Inc, Class A 5,511,433
14,160 (a) Ulta Beauty, Inc 7,610,717
TOTAL CONSUMER DISCRETIONARY 41,745,549
CONSUMER STAPLES - 0.0%
105 Casey's General Stores, Inc 86,326
TOTAL CONSUMER STAPLES 86,326
FINANCIALS - 8.4%
52,851 Ares Management Corp, Class A 6,204,707
129,841 Equitable Holdings, Inc 5,479,290
139,705 Interactive Brokers Group, Inc, Class A 11,106,548
240,967 (a) Toast, Inc, Class A 6,872,379
TOTAL FINANCIALS 29,662,924
HEALTH CARE - 13.9%
36,910 (a) Alnylam Pharmaceuticals, Inc 11,423,276
21,354 (a) IDEXX Laboratories, Inc 11,975,323
53,580 (a) Incyte Corp 5,104,567
5,057 (a) Mettler-Toledo International, Inc 6,455,817
52,776 (a) Veeva Systems, Inc, Class A 8,231,473
19,754 (a) Waters Corp 6,108,529
TOTAL HEALTH CARE 49,298,985
INDUSTRIALS - 26.4%
23,598 (a) Axon Enterprise, Inc 9,480,733
9,615 Comfort Systems USA, Inc 17,694,004
13,529 EMCOR Group, Inc 12,063,403
35,181 Quanta Services, Inc 25,603,676
62,785 Veralto Corp 5,537,637
49,680 Verisk Analytics, Inc 9,165,463
11,990 WW Grainger, Inc 13,924,587
TOTAL INDUSTRIALS 93,469,503
INFORMATION TECHNOLOGY - 26.8%
83,300 (a) Atlassian Corp, Class A 5,713,547
39,797 (a) Ciena Corp 20,996,101
91,272 (a) Datadog, Inc, Class A 12,065,246
7,495 (a) Fair Isaac Corp 7,682,375
31,212 (a) First Solar, Inc 6,301,391
32,407 (a) Gartner, Inc 4,812,115
72,107 (a) GoDaddy, Inc, Class A 6,258,166
26,575 (a) HubSpot, Inc 5,893,272
26,959 (a) MongoDB, Inc 6,762,126
42,377 (a) PTC, Inc 5,775,985
228,822 (a) Samsara, Inc, Class A 6,576,344
43,920 (a) Zscaler, Inc 5,739,466
TOTAL INFORMATION TECHNOLOGY 94,576,134
MATERIALS - 2.3%
26,318 Vulcan Materials Co 7,941,193
TOTAL MATERIALS 7,941,193

Portfolio of Investments April 30, 2026
(continued)
NUMG

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
REAL ESTATE - 3.7%
49,598 (a) CBRE Group, Inc, Class A $ 7,079,123
171,587 (a) CoStar Group, Inc 5,938,626
TOTAL REAL ESTATE 13,017,749
UTILITIES - 1.4%
69,949 (a) Oklo, Inc 5,071,302
TOTAL UTILITIES 5,071,302
TOTAL COMMON STOCKS
(Cost $375,011,955) 353,304,787
TOTAL LONG-TERM INVESTMENTS
(Cost $375,011,955) 353,304,787
OTHER ASSETS & LIABILITIES, NET - 0.1% 290,550
NET ASSETS - 100% $ 353,595,337
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Portfolio of Investments April 30, 2026
NUMV
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 5.5%
57,369 (a) EchoStar Corp, Class A $ 7,064,419
150,568 News Corp, Class A 3,962,950
83,842 Omnicom Group, Inc 6,432,358
28,713 (a) Take-Two Interactive Software, Inc 6,137,691
TOTAL COMMUNICATION SERVICES 23,597,418
CONSUMER DISCRETIONARY - 5.7%
2,472 Best Buy Co, Inc 149,531
55,813 (a) Deckers Outdoor Corp 5,704,089
56,454 eBay, Inc 5,841,860
46,748 Genuine Parts Co 5,012,788
11,879 PulteGroup, Inc 1,453,514
131,340 (a) Rivian Automotive, Inc, Class A 2,153,976
7,612 Tapestry, Inc 1,104,045
88,568 Tractor Supply Co 3,108,737
TOTAL CONSUMER DISCRETIONARY 24,528,540
CONSUMER STAPLES - 8.3%
112,773 Archer-Daniels-Midland Co 8,406,099
53,541 Bunge Global S.A. 6,803,455
45,962 Church & Dwight Co, Inc 4,461,072
110,604 General Mills, Inc 3,905,427
429,075 Kenvue, Inc 7,521,685
49,596 Kraft Heinz Co 1,123,845
68,599 McCormick & Co, Inc 3,487,573
TOTAL CONSUMER STAPLES 35,709,156
ENERGY - 2.6%
161,038 Baker Hughes Co 11,219,517
TOTAL ENERGY 11,219,517
FINANCIALS - 17.8%
14,884 (a) Arch Capital Group Ltd 1,405,943
26,345 Cboe Global Markets, Inc 7,905,871
73,278 Equitable Holdings, Inc 3,092,331
18,264 Everest Group Ltd 6,515,865
112,455 Fifth Third Bancorp 5,708,216
24,985 (a) Fiserv, Inc 1,565,310
18,675 Hartford Insurance Group, Inc 2,554,927
990 LPL Financial Holdings, Inc 330,789
43,113 NASDAQ, Inc 3,962,516
43,460 Principal Financial Group, Inc 4,385,548
74,071 Prudential Financial, Inc 7,267,106
18,702 Raymond James Financial, Inc 2,960,900
242,769 Regions Financial Corp 6,931,055
26,509 State Street Corp 4,051,635
74,191 Synchrony Financial 5,653,354
64,478 T Rowe Price Group, Inc 6,633,497
22,844 Willis Towers Watson plc 5,852,633
TOTAL FINANCIALS 76,777,496
HEALTH CARE - 8.2%
10,213 Agilent Technologies, Inc 1,180,112
23,096 (a) Biogen, Inc 4,371,611
40,961 Cardinal Health, Inc 7,900,558
69,990 (a) Cooper Cos, Inc 4,402,371
17,434 Humana, Inc 4,122,095
1,706 (a) Incyte Corp 162,530
22,672 (a) IQVIA Holdings, Inc 3,590,565
5,884 Labcorp Holdings, Inc 1,511,011
1,875 (a) Mettler-Toledo International, Inc 2,393,644
26,177 STERIS plc 5,677,268
TOTAL HEALTH CARE 35,311,765

Portfolio of Investments April 30, 2026
(continued)
NUMV

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
INDUSTRIALS - 17.4%
25,829 Allegion plc $ 3,550,971
19,276 Broadridge Financial Solutions, Inc 2,968,118
38,603 CH Robinson Worldwide, Inc 7,018,411
299,381 CNH Industrial NV 3,206,370
30,238 Expeditors International of Washington, Inc 4,471,898
34,494 Ferguson Enterprises, Inc 9,234,389
118,194 Fortive Corp 7,066,819
412 IDEX Corp 89,754
37,566 Ingersoll Rand, Inc 3,000,021
15,514 Jacobs Solutions, Inc 2,007,667
6,106 Lennox International, Inc 3,266,038
30,991 Pentair plc 2,501,284
67,676 TransUnion 4,804,996
10,818 United Rentals, Inc 10,383,549
48,743 Veralto Corp 4,299,133
59,230 Xylem, Inc 6,998,617
TOTAL INDUSTRIALS 74,868,035
INFORMATION TECHNOLOGY - 12.0%
10,881 (a) F5, Inc 3,524,356
26,103 (a) First Solar, Inc 5,269,935
313,050 Hewlett Packard Enterprise Co 9,006,448
138,238 HP, Inc 2,883,645
35,254 (a) Keysight Technologies, Inc 12,335,727
1,744 NetApp, Inc 193,183
2,586 (a) Okta, Inc 190,459
23,033 (a) PTC, Inc 3,139,398
17,898 Seagate Technology Holdings plc 12,056,809
17,090 (a) Twilio, Inc, Class A 2,530,345
2,537 (a) Tyler Technologies, Inc 865,472
TOTAL INFORMATION TECHNOLOGY 51,995,777
MATERIALS - 6.9%
39,300 Amcor plc 1,494,980
360 Avery Dennison Corp 59,015
98,512 Ball Corp 6,017,113
85,635 International Paper Co 2,605,017
7,691 Martin Marietta Materials, Inc 4,761,267
57,573 PPG Industries, Inc 6,246,670
37,842 Steel Dynamics, Inc 8,652,952
TOTAL MATERIALS 29,837,014
REAL ESTATE - 8.6%
28,568 AvalonBay Communities, Inc 5,227,944
27,823 (a) CBRE Group, Inc, Class A 3,971,177
35,152 Crown Castle, Inc 3,120,795
338,194 Healthpeak Properties, Inc 5,468,597
70,428 Iron Mountain, Inc 8,873,224
271,793 Kimco Realty Corp 6,425,186
722 Regency Centers Corp 56,208
10,697 SBA Communications Corp 2,366,176
22,335 WP Carey, Inc 1,628,891
TOTAL REAL ESTATE 37,138,198
UTILITIES - 6.8%
54,076 American Water Works Co, Inc 6,944,440
41,369 Atmos Energy Corp 7,859,283
172,329 CenterPoint Energy, Inc 7,522,161

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
UTILITIES (continued)
100,209 Eversource Energy $ 7,084,776
TOTAL UTILITIES 29,410,660
TOTAL COMMON STOCKS
(Cost $396,045,692) 430,393,576
TOTAL LONG-TERM INVESTMENTS
(Cost $396,045,692) 430,393,576
OTHER ASSETS & LIABILITIES, NET - 0.2% 747,946
NET ASSETS - 100% $ 431,141,522
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Portfolio of Investments April 30, 2026
NUSC
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCK RIGHTS - 0.0%
FINANCIALS - 0.0%
109,166 (a) Sycamore Partners LLC 12/31/28 $ 57,858
TOTAL FINANCIALS 57,858
HEALTH CARE - 0.0%
26,689 (a) Bristol-Myers Squibb Co 12/29/26 18,682
44,361 (a) Zimmer Biomet Holdings Inc 01/04/27 3,993
TOTAL HEALTH CARE 22,675
TOTAL COMMON STOCK RIGHTS
(Cost $0) 80,533
SHARES DESCRIPTION VALUE
COMMON STOCKS - 99.9%
COMMUNICATION SERVICES - 3.1%
552,436 (b) AMC Entertainment Holdings, Inc, Class A 839,703
6,894 (b),(c) Atlanta Braves Holdings, Inc, Class A 364,830
47,461 (b) Atlanta Braves Holdings, Inc, Class C 2,345,048
5,066 (b) Cargurus, Inc 184,706
57,508 (b) Cars.com, Inc 632,013
45,630 Cinemark Holdings, Inc 1,346,998
250,836 (b) Clear Channel Outdoor Holdings, Inc 602,006
51,859 Cogent Communications Holdings, Inc 1,174,606
143,221 (b) DoubleVerify Holdings, Inc 1,578,295
30,413 (b),(c) fuboTV, Inc, Class A 374,686
52,883 (b) Globalstar, Inc 4,352,271
82,196 (b) Gogo, Inc 343,579
16,203 (b),(c) Ibotta, Inc, Class A 570,346
47,187 (b) IMAX Corp 1,794,050
38,723 Iridium Communications, Inc 1,512,908
23,549 (b) Liberty Latin America Ltd, Class C 195,692
75,642 (b) Lionsgate Studios Corp 940,986
467,802 (b) Lumen Technologies, Inc 4,135,370
148,177 (b) Magnite, Inc 1,898,888
83,688 New York Times Co, Class A 6,613,863
164,703 Paramount Skydance Corp 1,686,562
54,574 (b) QuinStreet, Inc 696,364
21,124 Scholastic Corp 852,565
27,269 Shutterstock, Inc 440,940
9,231 Sirius XM Holdings, Inc 248,683
123,851 (b) Stagwell, Inc 776,546
146,863 (b) USA TODAY Co, Inc 1,061,820
40,913 (b) Ziff Davis, Inc 1,872,179
TOTAL COMMUNICATION SERVICES 39,436,503
CONSUMER DISCRETIONARY - 11.1%
44,296 (b) Abercrombie & Fitch Co, Class A 3,780,664
379,868 ADT, Inc 2,860,406
48,320 (c) Advance Auto Parts, Inc 2,875,523
182,797 Aramark 8,351,995
48,501 (b) Bright Horizons Family Solutions, Inc 3,933,916
19,407 (b) Brinker International, Inc 2,954,522
144,952 (b) Callaway Golf Co 2,217,766
55,437 (b) Capri Holdings Ltd 1,081,576
30,112 (b) CarMax, Inc 1,183,703
22,713 Carter's, Inc 820,394
26,748 Columbia Sportswear Co 1,629,488
148,824 (b) Coursera, Inc 885,503
20,486 (c) Cracker Barrel Old Country Store, Inc 641,622
45,432 (b) Crocs, Inc 4,633,155
29,580 (b) Dave & Buster's Entertainment, Inc 333,367

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY (continued)
16,417 (b) Etsy, Inc 1,056,270
22,649 (b) Five Below, Inc 5,337,463
73,249 (b) Frontdoor, Inc 5,027,079
107,237 (b),(c) Global Business Travel Group I 628,409
270,850 (b) Goodyear Tire & Rubber Co 1,917,618
90,014 Harley-Davidson, Inc 2,150,434
51,394 Hasbro, Inc 4,925,601
62,086 (b) Hilton Grand Vacations, Inc 2,916,179
113,473 Kohl's Corp 1,607,912
20,757 Kontoor Brands, Inc 1,522,734
25,149 LCI Industries 2,998,264
97,745 Levi Strauss & Co, Class A 2,177,759
1,865 Lithia Motors, Inc 541,074
33,213 LKQ Corp 1,048,867
144,196 (b),(c) Lucid Group, Inc 918,529
71,443 Macy's, Inc 1,396,711
19,152 (b) MarineMax, Inc 550,428
4,977 Meritage Homes Corp 335,151
169,315 (b) Mobileye Global, Inc, Class A 1,471,347
10,392 Murphy USA, Inc 6,110,496
77,847 (b) National Vision Holdings, Inc 1,807,607
433,956 Newell Brands, Inc 1,770,540
231,952 (b) Norwegian Cruise Line Holdings Ltd 4,216,887
11,707 (b) Ollie's Bargain Outlet Holdings, Inc 1,012,773
14,344 Oxford Industries, Inc 614,497
106,944 (b) Petco Health & Wellness Co, Inc 303,721
48,347 (b) Planet Fitness, Inc 3,223,294
21,528 (b) Pursuit Attractions and Hospitality, Inc 905,898
14,426 PVH Corp 1,319,113
99,366 (b) RealReal, Inc 1,181,462
43,896 (b) Savers Value Village, Inc 370,921
137,085 Service Corp International 11,107,998
19,234 Signet Jewelers Ltd 1,712,403
112,218 (b) Sonos, Inc 1,664,193
16,896 Standard Motor Products, Inc 631,403
75,343 Steven Madden Ltd 2,829,883
46,039 (b) Stride, Inc 4,473,149
31,904 (b) Taylor Morrison Home Corp 1,937,849
104,717 (b) ThredUp, Inc, Class A 449,236
12,378 (b) TopBuild Corp 5,479,741
13,733 (b) Tri Pointe Homes, Inc 643,940
3,828 (b) Urban Outfitters, Inc 269,262
214,154 VF Corp 4,053,935
56,100 (b) Victoria's Secret & Co 2,907,663
95,336 (b) Warby Parker, Inc, Class A 2,108,832
17,891 (c) Whirlpool Corp 1,002,969
27,554 Winnebago Industries, Inc 898,536
26,119 (b) XPEL, Inc 1,243,787
TOTAL CONSUMER DISCRETIONARY 142,963,417
CONSUMER STAPLES - 2.9%
35,431 Andersons, Inc 2,782,751
27,723 (c) Campbell's Company 576,361
314,231 ConAgra Brands, Inc 4,509,215
191,082 Flowers Foods, Inc 1,731,203
50,777 (b) Freshpet, Inc 3,421,354
47,616 Ingredion, Inc 5,320,612
5,871 J M Smucker Co 575,534
138,136 Lamb Weston Holdings, Inc 6,015,823
3,028 (b) Performance Food Group Co 274,216
30,326 (b) Sprouts Farmers Market, Inc 2,482,183
63,535 (b) United Natural Foods, Inc 3,178,021
68,764 (b) US Foods Holding Corp 6,428,746

Portfolio of Investments April 30, 2026
(continued)
NUSC

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER STAPLES (continued)
39,007 (b),(c) Vital Farms, Inc 532,445
TOTAL CONSUMER STAPLES 37,828,464
ENERGY - 3.5%
49,163 Core Laboratories, Inc 720,238
62,847 Delek US Holdings, Inc 2,928,042
106,217 (b) Expro Group Holdings NV 1,934,212
40,041 (b) Innovex International, Inc 1,111,938
381,418 NOV Inc 7,803,812
42,993 SunocoCorp LLC 2,866,773
242,336 TechnipFMC plc 18,313,331
75,011 Weatherford International plc 8,277,464
58,141 World Kinect Corp 1,568,063
TOTAL ENERGY 45,523,873
FINANCIALS - 16.2%
14,723 Affiliated Managers Group, Inc 4,338,426
1,081,057 AGNC Investment Corp 11,913,248
14,603 Ally Financial, Inc 648,227
18,183 Amalgamated Financial Corp 743,321
74,483 (b) Baldwin Insurance Group, Inc 1,692,254
132,595 Banc of California, Inc 2,483,504
43,774 (b) Bancorp, Inc 2,618,998
6,961 BankUnited, Inc 323,547
2,225 Banner Corp 148,875
87,320 Beacon Financial Corp 2,491,240
205,039 Burford Capital Ltd 1,008,792
7,839 Central Pacific Financial Corp 260,882
26,241 (b) Donnelley Financial Solutions, Inc 1,319,922
109,608 East West Bancorp, Inc 13,862,124
31,925 FactSet Research Systems, Inc 7,265,491
9,251 Federal Agricultural Mortgage Corp, Class C 1,607,824
106,531 First American Financial Corp 7,471,019
156,686 First BanCorp 3,804,336
9,068 First Horizon Corp 226,337
91,042 First Interstate BancSystem, Inc, Class A 3,231,081
112,854 (b) Flywire Corp 1,524,658
167,584 Franklin Resources, Inc 5,022,492
122,078 Glacier Bancorp, Inc 5,987,926
26,517 Globe Life, Inc 4,091,573
131,966 HA Sustainable Infrastructure Capital, Inc 5,535,974
30,219 Hanmi Financial Corp 903,850
7,687 Independent Bank Corp 255,285
169,919 Invesco Ltd 4,453,577
70,837 Jackson Financial, Inc, Class A 8,200,799
69,092 Janus Henderson Group plc 3,565,838
55,065 Kemper Corp 1,855,140
22,764 Kinsale Capital Group, Inc 7,366,658
60,414 KKR Real Estate Finance Trust, Inc 370,338
112,349 Lincoln National Corp 4,247,916
38,834 MarketAxess Holdings, Inc 6,104,316
17,954 Morningstar, Inc 3,029,019
234,512 Old National Bancorp 5,621,253
27,563 (b) Palomar Holdings, Inc 3,318,034
22,921 Pathward Financial, Inc 1,990,460
37,119 Peoples Bancorp, Inc 1,276,894
69,469 Popular, Inc 10,443,275
39,852 (b) PRA Group, Inc 868,375
10,947 Primerica, Inc 3,079,063
23,945 Provident Financial Services, Inc 543,073
20,074 RenaissanceRe Holdings Ltd 6,162,116
4,691 Renasant Corp 187,124
9,616 Selective Insurance Group, Inc 807,263
53,588 SOUTHSTATE BANK CORP 5,233,940

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FINANCIALS (continued)
28,606 Stewart Information Services Corp 2,002,134
2,060 (b) Texas Capital Bancshares, Inc 207,442
42,374 Unum Group 3,406,022
443,092 Valley National Bancorp 6,012,758
6,758 Victory Capital Holdings, Inc, Class A 530,571
81,557 Voya Financial, Inc 6,684,412
32,425 Walker & Dunlop, Inc 1,632,599
109,237 Western Alliance Bancorp 8,907,185
27,128 (b) WEX, Inc 4,078,152
110,583 WisdomTree, Inc 1,879,911
56,383 Zions Bancorp NA 3,575,810
TOTAL FINANCIALS 208,422,673
HEALTH CARE - 12.4%
117,949 (a),(b) 89bio, Inc 40,103
10,579 (b) Acadia Healthcare Co, Inc 273,943
95,308 (b) AdaptHealth Corp 1,249,488
163,275 (b) Alkermes plc 5,504,000
70,056 (b) Alphatec Holdings, Inc 683,747
39,289 (b) AMN Healthcare Services, Inc 804,246
69,649 (b) Amylyx Pharmaceuticals, Inc 1,114,384
31,898 (b) Ardent Health, Inc 311,324
178,479 (b) AtaiBeckley, Inc 742,473
191,963 (b) Avantor, Inc 1,554,900
41,646 (b) Azenta, Inc 1,023,242
137,120 (b) Biohaven Ltd 1,314,981
40,694 (b) BioLife Solutions, Inc 857,830
5,484 (b) BrightSpring Health Services, Inc 263,067
201,822 (b) Brookdale Senior Living, Inc 2,898,164
53,421 (b) CareDx, Inc 1,111,691
30,863 (b) Castle Biosciences, Inc 755,835
121,319 (b) Catalyst Pharmaceuticals, Inc 3,412,703
62,064 (b) Celldex Therapeutics, Inc 2,040,664
127,400 (b) Certara, Inc 780,962
6,079 Chemed Corp 2,583,453
93,045 (b) Crinetics Pharmaceuticals, Inc 3,608,285
94,565 (b) Cytokinetics, Inc 6,049,323
83,684 (b) Definium Therapeutics, Inc 1,831,006
268,911 (b) Elanco Animal Health, Inc 6,015,539
34,350 (b) Enliven Therapeutics, Inc 1,416,250
6,963 Ensign Group, Inc 1,299,922
18,223 (b) Establishment Labs Holdings, Inc 1,250,644
78,250 (b) EyePoint, Inc 1,032,900
6,306 (b) Fulgent Genetics, Inc 95,788
59,899 (b) Glaukos Corp 8,605,689
29,690 (b) Guardant Health, Inc 2,585,405
23,551 (b) Haemonetics Corp 1,415,180
86,197 (b) Halozyme Therapeutics, Inc 5,487,301
63,011 (b) HealthEquity, Inc 5,168,792
21,075 (b) Henry Schein, Inc 1,571,984
207,093 (b),(c) Hims & Hers Health, Inc 5,626,717
17,751 (b) Hinge Health, Inc, Class A 791,695
29,227 (b) Inspire Medical Systems, Inc 1,640,804
36,410 (b) Integer Holdings Corp 3,222,649
150,398 (b) Ionis Pharmaceuticals, Inc 11,243,754
14,796 (b) Jazz Pharmaceuticals plc 3,003,884
29,876 (b) KalVista Pharmaceuticals, Inc 796,494
17,108 (b) Medpace Holdings, Inc 7,162,435
293,839 (b) Moderna, Inc 13,498,964
33,673 (b) MoonLake Immunotherapeutics 551,564
100,214 (b) Myriad Genetics, Inc 476,017
135,666 (b) NeoGenomics, Inc 1,256,267
110,544 (b) Novocure Ltd 1,681,374

Portfolio of Investments April 30, 2026
(continued)
NUSC

See Notes to Financial Statements
SHARES DESCRIPTION VALUE VALUE
HEALTH CARE (continued)
42,382 (b) Omnicell, Inc $ 1,755,462
16,945 (b) Penumbra, Inc 5,532,204
143,432 Perrigo Co plc 1,698,235
21,324 Phibro Animal Health Corp, Class A 1,134,010
58,186 (b) Procept Biorobotics Corp 1,398,791
13,827 (b) Progyny, Inc 256,906
17,309 (b) QuidelOrtho Corp 212,901
40,609 (b) RadNet, Inc 2,296,439
70,061 (b) Savara, Inc 367,120
123,557 (b) Sotera Health Co 1,922,547
33,735 (b) STAAR Surgical Co 889,255
155,542 (b) Teladoc Health, Inc 942,585
61,967 (b) Tempus AI, Inc, Class A 3,437,929
38,325 (b) Theravance Biopharma, Inc 641,561
7,609 (b) UFP Technologies, Inc 1,458,113
82,599 (b) Veracyte, Inc 2,719,159
142,548 Viatris, Inc 2,129,667
60,188 (b) Xenon Pharmaceuticals, Inc 3,372,936
TOTAL HEALTH CARE 159,873,646
INDUSTRIALS - 20.3%
53,023 AAON, Inc 4,947,576
7,747 Acuity, Inc 2,244,848
42,016 Aebi Schmidt Holding AG. 488,226
1,635 Allison Transmission Holdings, Inc 219,662
1,021 Applied Industrial Technologies, Inc 312,171
18,900 ArcBest Corp 2,411,073
5,197 Arcosa, Inc 657,265
88,785 (b) ATI, Inc 13,802,516
12,997 AZZ, Inc 1,859,091
13,878 (b) CACI International, Inc, Class A 7,210,176
35,748 Carpenter Technology Corp 15,307,294
315,992 (b) Clarivate plc 906,897
162,202 (b) Core & Main, Inc, Class A 8,170,115
24,973 CSG Systems International, Inc 2,008,079
195,112 (b) DNOW, Inc 2,632,061
23,093 Douglas Dynamics, Inc 1,065,280
48,717 (b) Energy Recovery, Inc 539,297
1,004 EnPro, Inc 292,716
2,291 ESCO Technologies, Inc 742,169
35,073 (b) Everus Construction Group, Inc 5,170,812
127,989 (b) ExlService Holdings, Inc 4,080,289
81,691 (b) First Advantage Corp 1,042,377
124,925 Flowserve Corp 9,199,477
20,110 (b) Forward Air Corp 423,517
18,166 (b) FTI Consulting, Inc 3,257,164
58,875 (b) Gates Industrial Corp plc 1,507,789
26,174 GATX Corp 5,128,010
28,473 (b) Generac Holdings, Inc 7,381,056
51,452 Genpact Ltd 1,787,957
4,836 (b) Gibraltar Industries, Inc 188,749
32,084 Greenbrier Cos, Inc 1,575,966
70,402 (b) GXO Logistics, Inc 4,022,066
30,452 Herc Holdings, Inc 3,864,968
35,069 Hexcel Corp 3,291,927
70,840 HNI Corp 2,588,500
3,655 ICF International, Inc 261,917
60,652 Interface, Inc 1,690,978
22,163 JBT Marel Corp 2,617,450
47,829 KBR, Inc 1,793,109
82,875 (b) Kratos Defense & Security Solutions, Inc 5,225,269
5,750 Lindsay Corp 643,828
25,702 McGrath RentCorp 2,841,356

See Notes to Financial Statements
SHARES DESCRIPTION VALUE VALUE
INDUSTRIALS (continued)
22,895 (b) Mercury Systems, Inc $ 1,806,644
64,074 MillerKnoll, Inc 1,030,310
51,561 (b) Modine Manufacturing Co 13,128,977
27,482 Mueller Water Products, Inc, Class A 766,473
3,789 (b) MYR Group, Inc 1,533,825
88,298 (b) NPK International, Inc 1,443,672
117,237 nVent Electric plc 16,753,167
110,460 (b) OPENLANE, Inc 3,472,862
8,927 Oshkosh Corp 1,395,290
9,153 Paycom Software, Inc 1,160,234
141,834 Pitney Bowes, Inc 2,192,754
48,998 Primoris Services Corp 8,875,988
140,749 (b) Resideo Technologies, Inc 5,822,786
87,719 Robert Half, Inc 2,334,203
7,475 Rush Enterprises, Inc 544,629
62,981 Rush Enterprises, Inc, Class A 4,662,483
111,119 (b) RXO, Inc 2,219,046
18,726 Ryder System, Inc 4,752,097
23,440 Schneider National, Inc, Class B 728,750
176,205 (b) Shoals Technologies Group, Inc, Class A 1,399,068
7,742 (b) SiteOne Landscape Supply, Inc 975,879
36,683 (b) SPX Technologies, Inc 8,030,276
28,126 Stanley Black & Decker, Inc 2,198,328
17,724 (b) Sterling Infrastructure, Inc 9,138,849
243,659 (b) Sunrun, Inc 3,101,779
176,000 (b) T1 Energy, Inc 844,800
83,856 Trinity Industries, Inc 2,734,544
129,336 (b) Upwork, Inc 1,338,628
24,207 (b) V2X, Inc 1,641,477
451 Valmont Industries, Inc 229,126
11,817 WESCO International, Inc 4,125,551
15,447 (b) Willdan Group, Inc 1,173,972
14,652 WillScot Holdings Corp 331,721
14,588 Worthington Enterprises, Inc 791,691
24,853 (b) XPO, Inc 5,470,891
134,978 Zurn Elkay Water Solutions Corp 7,013,457
TOTAL INDUSTRIALS 260,565,270
INFORMATION TECHNOLOGY - 14.8%
57,749 (b) ACI Worldwide, Inc 2,495,912
114,326 Adeia, Inc 3,641,283
18,405 Advanced Energy Industries, Inc 7,065,864
27,639 (b) Agilysys, Inc 1,770,554
22,180 (b) Akamai Technologies, Inc 2,284,096
17,769 (b) Appfolio, Inc, Class A 2,969,022
109,489 (b) Arlo Technologies, Inc 1,538,320
19,296 (b) Arrow Electronics, Inc 3,624,368
8,701 Avnet, Inc 717,920
30,646 Badger Meter, Inc 3,705,408
10,888 Belden, Inc 1,224,682
36,634 Benchmark Electronics, Inc 3,005,820
61,544 (b) Calix, Inc 2,680,857
101,155 (b) CCC Intelligent Solutions Holdings, Inc 530,052
5,530 (b) Cirrus Logic, Inc 901,832
46,063 (b) Commvault Systems, Inc 4,554,709
15,367 (b) Diebold Nixdorf, Inc 1,180,339
30,851 Dolby Laboratories, Inc, Class A 1,978,783
277,536 (b),(c) D-Wave Quantum, Inc 5,628,430
136,784 (b) Enphase Energy, Inc 4,508,401
2,165 (b) EPAM Systems, Inc 246,334
27,718 ePlus, Inc 2,347,437
14,462 (b) Fabrinet 9,884,343
28,227 (b) Gitlab, Inc, Class A 624,946

Portfolio of Investments April 30, 2026
(continued)
NUSC

See Notes to Financial Statements
SHARES DESCRIPTION VALUE VALUE
INFORMATION TECHNOLOGY (continued)
37,377 (b) Guidewire Software, Inc $ 5,172,603
32,715 (b) Harmonic, Inc 373,932
29,186 (b) Ichor Holdings Ltd 1,925,400
30,549 (b) Insight Enterprises, Inc 2,227,022
59,210 (b) Intapp, Inc 1,329,265
26,858 InterDigital, Inc 7,965,009
47,973 (b) Itron, Inc 4,020,137
66,619 (b) JFrog Ltd 3,093,786
73,918 (b) Lattice Semiconductor Corp 9,038,693
8,007 Littelfuse, Inc 3,236,189
1,048 (b) Manhattan Associates, Inc 144,509
244,893 (b) Mirion Technologies, Inc 4,836,637
71,426 (b) N-able, Inc 369,987
111,405 (b) NCR Voyix Corp 767,581
77,593 (b) NextNav, Inc 1,437,798
36,892 (b) Novanta, Inc 4,778,621
20,825 (b) Onto Innovation, Inc 6,144,625
41,247 (b) PAR Technology Corp 554,360
33,111 (b) PDF Solutions, Inc 1,418,806
27,256 (b) Plexus Corp 6,829,809
113,243 (b) Procore Technologies, Inc 6,407,289
12,660 (b) Q2 Holdings, Inc 642,495
61,850 Ralliant Corp 2,810,464
84,403 (b) Rambus, Inc 9,715,629
15,783 (b) Rogers Corp 2,142,542
30,142 (b) Silicon Laboratories, Inc 6,561,913
62,642 (b) SolarEdge Technologies, Inc 2,684,836
38,924 (b) SPS Commerce, Inc 2,184,415
54,175 TD SYNNEX Corp 12,361,652
13,192 (b) UiPath, Inc, Class A 135,878
324,569 (b) Unity Software, Inc 8,575,113
77,223 Vistance Networks, Inc 988,068
2,296 (b) Workiva, Inc 122,790
TOTAL INFORMATION TECHNOLOGY 190,107,565
MATERIALS - 5.6%
8,501 AptarGroup, Inc 1,051,404
95,268 Avient Corp 3,532,537
221,920 (b) Axalta Coating Systems Ltd 6,311,405
33,896 Balchem Corp 5,478,272
112,285 Commercial Metals Co 7,743,174
37,803 (b) Compass Minerals International, Inc 1,009,718
129,283 (b) Constellium SE 4,043,972
1,768 Crown Holdings, Inc 173,812
129,956 FMC Corp 1,998,723
49,496 Graphic Packaging Holding Co 471,697
4,542 (c) Greif, Inc, Class B 364,450
56,294 H.B. Fuller Co 3,406,913
20,844 Hawkins, Inc 3,490,328
450,318 Hecla Mining Co 8,114,730
16,853 Kaiser Aluminum Corp 2,872,257
27,833 (b) Knife River Corp 2,575,944
20,886 Koppers Holdings, Inc 852,775
32,132 Louisiana-Pacific Corp 2,319,609
21,626 Materion Corp 3,975,075
32,601 Minerals Technologies, Inc 2,345,316
18,380 Royal Gold, Inc 4,289,524
15,218 Ryerson Holding Corp 421,691
37,826 Sensient Technologies Corp 4,298,547
21,877 Stepan Co 1,094,506
TOTAL MATERIALS 72,236,379

See Notes to Financial Statements
SHARES DESCRIPTION VALUE VALUE
REAL ESTATE - 6.9%
8,051 Acadia Realty Trust $ 174,063
70,248 AH Realty Trust, Inc 427,810
233,218 CareTrust REIT, Inc 9,200,450
16,102 CBL & Associates Properties, Inc 724,912
340,181 (b) Compass, Inc, Class A 2,575,170
210,991 DiamondRock Hospitality Co 2,152,108
29,685 EastGroup Properties, Inc 5,972,622
143,256 Empire State Realty Trust, Inc, Class A 797,936
92,975 Essential Properties Realty Trust, Inc 2,922,204
77,888 eXp World Holdings, Inc 484,463
627,298 Host Hotels & Resorts, Inc 13,254,807
7,265 (b) Howard Hughes Holdings, Inc 452,392
60,016 (b) Hudson Pacific Properties, Inc 552,747
110,118 Kennedy-Wilson Holdings, Inc 1,200,286
16,865 Kilroy Realty Corp 560,930
142,654 Macerich Co 3,099,871
10,488 NETSTREIT Corp 215,738
47,824 Omega Healthcare Investors, Inc 2,246,293
145,456 Outfront Media, Inc 4,487,318
207,643 Park Hotels & Resorts, Inc 2,381,665
117,885 Pebblebrook Hotel Trust 1,656,284
201,441 Rayonier, Inc 4,272,564
227,474 Rexford Industrial Realty, Inc 8,164,042
62,620 Ryman Hospitality Properties, Inc 6,580,736
129,106 Sabra Health Care REIT, Inc 2,667,330
14,172 SL Green Realty Corp 601,035
39,044 St. Joe Co 2,521,071
187,289 Sunstone Hotel Investors, Inc 1,839,178
117,007 Tanger, Inc 4,338,620
98,844 Xenia Hotels & Resorts, Inc 1,608,192
TOTAL REAL ESTATE 88,132,837
UTILITIES - 3.1%
24,534 Chesapeake Utilities Corp 3,094,228
202,593 Essential Utilities, Inc 7,739,053
93,902 New Jersey Resources Corp 5,287,622
62,425 ONE Gas, Inc 5,569,558
50,352 Southwest Gas Holdings, Inc 4,735,606
61,124 Spire, Inc 5,573,286
224,491 UGI Corp 8,101,880
TOTAL UTILITIES 40,101,233
TOTAL COMMON STOCKS
(Cost $1,156,679,781) 1,285,191,860
TOTAL LONG-TERM INVESTMENTS
(Cost $1,156,679,781) 1,285,272,393
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
4,993,370 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
3.670%(e) $ 4,993,370
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $4,993,370) 4,993,370
TOTAL INVESTMENTS - 100.3%
(Cost $1,161,673,151) 1,290,265,763
OTHER ASSETS & LIABILITIES, NET - (0.3)% (3,805,379)
NET ASSETS - 100% $ 1,286,460,384
REIT Real Estate Investment Trust

Portfolio of Investments April 30, 2026
(continued)
NUSC

See Notes to Financial Statements
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $4,636,391.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments April 30, 2026
NUGO
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 95.8%
COMMON STOCKS - 95.6%
COMMUNICATION SERVICES - 13.2%
750,943 Alphabet, Inc, Class A $ 288,962,866
82,646 Meta Platforms, Inc 50,571,914
223,029 (a) Netflix, Inc 20,877,745
83,256 T-Mobile US, Inc 16,276,548
TOTAL COMMUNICATION SERVICES 376,689,073
CONSUMER DISCRETIONARY - 9.5%
515,474 (a) Amazon.com, Inc 136,631,538
6,060 (a) AutoZone, Inc 22,446,422
186,214 Booking Holdings, Inc 31,350,989
238,007 Carnival Corp 6,309,566
53,379 (a) DoorDash, Inc, Class A 9,002,368
292,928 (a) O'Reilly Automotive, Inc 29,117,043
93,141 (a) Tesla, Inc 35,545,400
TOTAL CONSUMER DISCRETIONARY 270,403,326
CONSUMER STAPLES - 0.9%
25,073 Costco Wholesale Corp 25,437,311
TOTAL CONSUMER STAPLES 25,437,311
FINANCIALS - 3.2%
65 KKR & Co, Inc 6,782
183,989 Mastercard, Inc, Class A 92,531,748
TOTAL FINANCIALS 92,538,530
HEALTH CARE - 6.5%
99,334 Eli Lilly & Co 92,837,556
69,249 (a) Intuitive Surgical, Inc 31,689,035
54,469 Johnson & Johnson 12,519,700
51,012 Regeneron Pharmaceuticals, Inc 36,068,545
25,963 Thermo Fisher Scientific, Inc 12,435,238
TOTAL HEALTH CARE 185,550,074
INDUSTRIALS - 9.0%
73,095 Eaton Corp plc 31,650,866
50,462 GE Vernova, Inc 54,673,559
161,152 General Electric Co 46,722,799
54,216 HEICO Corp 14,633,983
162,595 Howmet Aerospace, Inc 39,517,089
15,915 Parker-Hannifin Corp 14,473,419
15,249 Quanta Services, Inc 11,097,765
128,462 Vertiv Holdings Co, Class A 42,198,482
TOTAL INDUSTRIALS 254,967,962
INFORMATION TECHNOLOGY - 53.1%
78,879 (a) Advanced Micro Devices, Inc 27,961,817
207,172 Amphenol Corp, Class A 30,510,220
946,066 Apple, Inc 256,715,009
160,747 Applied Materials, Inc 63,413,084
408,789 (a) Arista Networks, Inc 70,601,948
521,359 Broadcom, Inc 217,630,887
24,064 (a) Crowdstrike Holdings, Inc, Class A 10,726,528
23,524 (a) Lumentum Holdings, Inc 21,226,176
319,993 Microchip Technology, Inc 29,730,550
529,294 Microsoft Corp 215,835,507
1,993,630 NVIDIA Corp 397,868,739
204,168 (a) Palantir Technologies, Inc, Class A 28,401,810
157,150 (a) Palo Alto Networks, Inc 28,180,138
9,066 (a) SanDisk Corp 9,940,960
45 (a) ServiceNow, Inc 3,974
256,884 (a) Shopify, Inc, Class A 31,116,359
179,450 (a) Snowflake, Inc 24,489,542

Portfolio of Investments April 30, 2026
(continued)
NUGO

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
INFORMATION TECHNOLOGY (continued)
113,753 Western Digital Corp $ 49,427,954
TOTAL INFORMATION TECHNOLOGY 1,513,781,202
UTILITIES - 0.2%
33,928 Vistra Corp 5,355,195
TOTAL UTILITIES 5,355,195
TOTAL COMMON STOCKS
(Cost $1,593,879,027) 2,724,722,673
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.2%
4,803,081 State Street Institutional US Government Money Market Fund $ 4,803,081
TOTAL INVESTMENT COMPANIES
(Cost $4,803,081) 4,803,081
TOTAL LONG-TERM INVESTMENTS
(Cost $1,598,682,108) 2,729,525,754
OTHER ASSETS & LIABILITIES, NET - 4.2% 119,758,780
NET ASSETS - 100% $ 2,849,284,534
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Statement of Assets and Liabilities
See Notes to Financial Statements

April 30, 2026 (Unaudited) NUDV NUEM NUDM NULC NULG
ASSETS
Long-term investments, at value
†‡
$ 45,133,714 $ 371,095,546 $ 662,371,232 $ 59,374,428 $ 2,603,708,420
Investments purchased with collateral from securities lending, at value
(cost approximates value) — 3,990,756 1,647,095 — —
Cash 75,496 402,708 1,547,170 86,758 2,822,681
Cash denominated in foreign currencies
^
— 123,092 536,933 — —
Receivables:
Dividends 74,203 394,245 1,945,392 38,664 195,120
Investments sold — 60,727 587,422 — —
Reclaims 426 24,930 1,573,252 — —
Securities lending income — 15,786 439 3 32
Shares sold — — — 6,646 —
Variation margin on futures contracts — — — — 16,245
Other 1,764 4,701 14,985 608 43,109
Total assets 45,285,603 376,112,491 670,223,920 59,507,107 2,606,785,607
LIABILITIES
Payables:
Management fees 9,099 102,055 146,126 8,679 511,522
Capital gains tax — 540,280 — — —
Collateral from securities lending — 3,990,756 1,647,095 — —
Investments purchased - regular settlement — 60,897 1,543,442 — —
Accrued expenses:
Professional fees 39 345 650 54 2,127
Trustees fees 415 4,248 7,740 625 23,125
Other 263 4,700 7,623 608 25,942
Total liabilities 9,816 4,703,281 3,352,676 9,966 562,716
Net assets $ 45,275,787 $ 371,409,210 $ 666,871,244 $ 59,497,141 $ 2,606,222,891
Shares outstanding 1,400,000 9,200,000 17,500,000 1,150,000 24,950,000
Net asset value ("NAV") per share $ 32 .34 $ 40 .37 $ 38 .11 $ 51 .74 $ 104 .46
NET ASSETS CONSIST OF:
Paid-in capital 39,179,570 272,246,612 514,234,791 44,646,164 2,209,692,366
Total distributable earnings (loss) 6,096,217 99,162,598 152,636,453 14,850,977 396,530,525
Net assets $ 45,275,787 $ 371,409,210 $ 666,871,244 $ 59,497,141 $ 2,606,222,891
Authorized shares Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .01 $ 0 .01 $ 0 .01 $ 0 .01 $ 0 .01
†
   Long-term investments, cost $ 40,424,548 $ 255,650,470 $ 518,513,176 $ 47,765,716 $ 2,238,955,686
‡   Includes securities loaned of $ — $ 3,722,663 $ 1,520,544 $ — $ —
^  Cash denominated in foreign currencies, cost $ — $ 123,718 $ 534,863 $ — $ —

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

April 30, 2026 (Unaudited) NULV NUMG NUMV NUSC NUGO
ASSETS
Long-term investments, at value
†‡
$ 2,071,544,619 $ 353,304,787 $ 430,393,576 $ 1,285,272,393 $ 2,729,525,754
Investments purchased with collateral from securities lending, at value
(cost approximates value) — — — 4,993,370 —
Cash 2,876,707 380,302 752,641 1,026,999 10,000
Receivables:
Dividends 2,964,199 — 75,836 472,895 160,541
Interest — — — — 14,975
Investments sold — — — — 120,720,162
Reclaims 53,117 — 28,569 400 83,536
Securities lending income — 39 — 4,791 —
Shares sold — — — — 27,909
Other 34,594 8,108 6,933 31,691 52,891
Total assets 2,077,473,236 353,693,236 431,257,555 1,291,802,539 2,850,595,768
LIABILITIES
Payables:
Management fees 405,793 83,951 103,397 307,541 1,218,781
Collateral from securities lending — — — 4,993,370 —
Accrued expenses:
Professional fees 2,009 405 442 1,293 2,856
Trustees fees 24,213 5,435 5,261 16,158 36,705
Other 34,594 8,108 6,933 23,793 52,892
Total liabilities 466,609 97,899 116,033 5,342,155 1,311,234
Net assets $ 2,077,006,627 $ 353,595,337 $ 431,141,522 $ 1,286,460,384 $ 2,849,284,534
Shares outstanding 41,700,000 8,000,000 10,400,000 26,300,000 68,920,000
Net asset value ("NAV") per share $ 49 .81 $ 44 .20 $ 41 .46 $ 48 .91 $ 41 .34
NET ASSETS CONSIST OF:
Paid-in capital 1,897,440,776 493,132,301 433,117,041 1,384,520,349 2,243,935,037
Total distributable earnings (loss) 179,565,851 (139,536,964) (1,975,519) (98,059,965) 605,349,497
Net assets $ 2,077,006,627 $ 353,595,337 $ 431,141,522 $ 1,286,460,384 $ 2,849,284,534
Authorized shares Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .01 $ 0 .01 $ 0 .01 $ 0 .01 $ 0 .01
†
   Long-term investments, cost $ 1,785,451,680 $ 375,011,955 $ 396,045,692 $ 1,156,679,781 $ 1,598,682,108
‡   Includes securities loaned of $ — $ — $ — $ 4,636,391 $ —

Statement of Operations
See Notes to Financial Statements

Six Months Ended April 30, 2026 (Unaudited)
NUDV NUEM NUDM NULC NULG
INVESTMENT INCOME
Dividends $ 517,900 $ 3,577,263 $ 9,119,132 $ 309,445 $ 4,296,570
Interest 36 — — 12 —
Securities lending income, net — 33,665 947 4 262
Tax withheld on income (360) (408,984) (1,096,133) — (44)
Total investment income 517,576 3,201,944 8,023,946 309,461 4,296,788
EXPENSES
Management fees 48,898 582,231 844,351 51,172 2,666,548
Professional fees 102 896 1,687 140 5,559
Trustees fees 940 9,572 17,401 1,401 54,959
Total expenses 49,940 592,699 863,439 52,713 2,727,066
Net investment income (loss) 467,636 2,609,245 7,160,507 256,748 1,569,722
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 753,928 16,902,442 27,152,240 481,429 (124,224,684)
In-kind redemptions 704,921 115,528 — 2,705,930 191,462,368
Futures contracts — — — — 29,618
Foreign currency transactions — (416,926) (534,905) — —
Net realized gain (loss) 1,458,849 16,601,044 26,617,335 3,187,359 67,267,302
Change in unrealized appreciation (depreciation) on:
Investments** 2,868,168 23,500,281 11,890,017 444,829 30,448,493
Futures contracts — — — — (216,503)
Foreign currency translations — 9,199 89,372 — —
Net change in unrealized appreciation (depreciation) 2,868,168 23,509,480 11,979,389 444,829 30,231,990
Net realized and unrealized gain (loss) 4,327,017 40,110,524 38,596,724 3,632,188 97,499,292
Net increase (decrease) in net assets from
operations $ 4,794,653 $ 42,719,769 $ 45,757,231 $ 3,888,936 $ 99,069,014
**
   Net of change in foreign capital gains tax $ — $ 736,964 $ — $ — $ —

Statement of Operations
(continued)
See Notes to Financial Statements

Six Months Ended April 30, 2026 (Unaudited)
NULV NUMG NUMV NUSC NUGO
INVESTMENT INCOME
Dividends $ 20,492,699 $ 217,599 $ 3,758,778 $ 7,695,248 $ 5,011,973
Interest — — 19 — 300,494
Securities lending income, net — 41 — 15,521 —
Tax withheld on income (10,385) — — (26,861) —
Total investment income 20,482,314 217,640 3,758,797 7,683,908 5,312,467
EXPENSES
Management fees 2,380,142 550,116 623,211 1,819,452 7,255,252
Professional fees 5,159 1,031 1,140 3,320 7,319
Trustees fees 56,494 12,597 12,288 38,355 84,576
Total expenses 2,441,795 563,744 636,639 1,861,127 7,347,147
Net investment income (loss) 18,040,519 (346,104) 3,122,158 5,822,781 (2,034,680)
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (20,281,928) (30,497,448) (7,388,199) (36,557,102) 44,144,388
In-kind redemptions 163,495,821 28,428,947 41,446,513 137,755,700 67,549,666
Net realized gain (loss) 143,213,893 (2,068,501) 34,058,314 101,198,598 111,694,054
Change in unrealized appreciation (depreciation) on:
Investments 107,504,990 (32,469,059) 1,582,150 38,409,324 (100,889,664)
Net change in unrealized appreciation (depreciation) 107,504,990 (32,469,059) 1,582,150 38,409,324 (100,889,664)
Net realized and unrealized gain (loss) 250,718,883 (34,537,560) 35,640,464 139,607,922 10,804,390
Net increase (decrease) in net assets from
operations $ 268,759,402 $ (34,883,664) $ 38,762,622 $ 145,430,703 $ 8,769,710

Statement of Changes in Net Assets
See Notes to Financial Statements

NUDV NUEM
Unaudited
Six Months
Ended
4/30/26
Year Ended
10/31/25
Unaudited
Six Months
Ended
4/30/26
Year Ended
10/31/25
OPERATIONS
Net investment income (loss) $ 467,636 $ 608,226 $ 2,609,245 $ 5,901,564
Net realized gain (loss) 1,458,849 (73,644) 16,601,044 11,660,645
Net change in unrealized appreciation (depreciation) 2,868,168 1,140,893 23,509,480 49,214,905
Net increase (decrease) in net assets from operations 4,794,653 1,675,475 42,719,769 66,777,114
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (526,400) (1,036,310) (11,335,040) (5,496,020)
Total distributions (526,400) (1,036,310) (11,335,040) (5,496,020)
FUND SHARE TRANSACTIONS
Subscriptions 9,288,170 22,401,701 14,756,512 26,664,010
Redemptions (3,023,430) – (3,659,592) (49,642,078)
Net increase (decrease) from Fund share transactions 6,264,740 22,401,701 11,096,920 (22,978,068)
Net increase (decrease) in net assets 10,532,993 23,040,866 42,481,649 38,303,026
Net assets at the beginning of period 34,742,794 11,701,928 328,927,561 290,624,535
Net assets at the end of period $ 45,275,787 $ 34,742,794 $ 371,409,210 $ 328,927,561

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

NUDM NULC
Unaudited
Six Months
Ended
4/30/26
Year Ended
10/31/25
Unaudited
Six Months
Ended
4/30/26
Year Ended
10/31/25
OPERATIONS
Net investment income (loss) $ 7,160,507 $ 13,716,947 $ 256,748 $ 479,610
Net realized gain (loss) 26,617,335 26,693,167 3,187,359 5,013,302
Net change in unrealized appreciation (depreciation) 11,979,389 75,250,743 444,829 2,943,942
Net increase (decrease) in net assets from operations 45,757,231 115,660,857 3,888,936 8,436,854
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (44,589,600) (14,705,880) (4,865,600) (677,040)
Total distributions (44,589,600) (14,705,880) (4,865,600) (677,040)
FUND SHARE TRANSACTIONS
Subscriptions 44,450,967 61,952,471 14,789,837 13,041,412
Redemptions – (6,385,164) (7,234,815) (2,227,249)
Net increase (decrease) from Fund share transactions 44,450,967 55,567,307 7,555,022 10,814,163
Net increase (decrease) in net assets 45,618,598 156,522,284 6,578,358 18,573,977
Net assets at the beginning of period 621,252,646 464,730,362 52,918,783 34,344,806
Net assets at the end of period $ 666,871,244 $ 621,252,646 $ 59,497,141 $ 52,918,783

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

NULG NULV
Unaudited
Six Months
Ended
4/30/26
Year Ended
10/31/25
Unaudited
Six Months
Ended
4/30/26
Year Ended
10/31/25
OPERATIONS
Net investment income (loss) $ 1,569,722 $ 2,007,667 $ 18,040,519 $ 31,993,790
Net realized gain (loss) 67,267,302 269,568,551 143,213,893 137,695,029
Net change in unrealized appreciation (depreciation) 30,231,990 80,711,956 107,504,990 17,442,660
Net increase (decrease) in net assets from operations 99,069,014 352,288,174 268,759,402 187,131,479
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (2,184,730) (2,412,225) (31,224,655) (33,944,625)
Total distributions (2,184,730) (2,412,225) (31,224,655) (33,944,625)
FUND SHARE TRANSACTIONS
Subscriptions 1,092,123,278 838,858,964 474,059,906 797,125,028
Redemptions (568,788,262) (701,740,260) (490,375,489) (789,019,924)
Net increase (decrease) from Fund share transactions 523,335,016 137,118,704 (16,315,583) 8,105,104
Net increase (decrease) in net assets 620,219,300 486,994,653 221,219,164 161,291,958
Net assets at the beginning of period 1,986,003,591 1,499,008,938 1,855,787,463 1,694,495,505
Net assets at the end of period $ 2,606,222,891 $ 1,986,003,591 $ 2,077,006,627 $ 1,855,787,463

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

NUMG NUMV
Unaudited
Six Months
Ended
4/30/26
Year Ended
10/31/25
Unaudited
Six Months
Ended
4/30/26
Year Ended
10/31/25
OPERATIONS
Net investment income (loss) $ (346,104) $ 94,302 $ 3,122,158 $ 6,414,279
Net realized gain (loss) (2,068,501) 65,833,444 34,058,314 40,568,807
Net change in unrealized appreciation (depreciation) (32,469,059) (28,340,732) 1,582,150 (9,588,375)
Net increase (decrease) in net assets from operations (34,883,664) 37,587,014 38,762,622 37,394,711
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (46,480) (243,440) (6,297,900) (6,410,700)
Total distributions (46,480) (243,440) (6,297,900) (6,410,700)
FUND SHARE TRANSACTIONS
Subscriptions 101,023,568 292,556,007 118,900,102 195,445,488
Redemptions (120,269,915) (322,735,972) (125,139,792) (186,593,542)
Net increase (decrease) from Fund share transactions (19,246,347) (30,179,965) (6,239,690) 8,851,946
Net increase (decrease) in net assets (54,176,491) 7,163,609 26,225,032 39,835,957
Net assets at the beginning of period 407,771,828 400,608,219 404,916,490 365,080,533
Net assets at the end of period $ 353,595,337 $ 407,771,828 $ 431,141,522 $ 404,916,490

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

NUSC NUGO
Unaudited
Six Months
Ended
4/30/26
Year Ended
10/31/25
Unaudited
Six Months
Ended
4/30/26
Year Ended
10/31/25
OPERATIONS
Net investment income (loss) $ 5,822,781 $ 11,929,419 $ (2,034,680) $ (4,201,915)
Net realized gain (loss) 101,198,598 72,770,100 111,694,054 380,741,819
Net change in unrealized appreciation (depreciation) 38,409,324 (11,814,209) (100,889,664) 299,530,609
Net increase (decrease) in net assets from operations 145,430,703 72,885,310 8,769,710 676,070,513
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (13,157,310) (13,976,730) – –
Total distributions (13,157,310) (13,976,730) – –
FUND SHARE TRANSACTIONS
Subscriptions 330,626,323 524,606,562 55,598,726 151,619,255
Redemptions (411,892,015) (557,196,795) (134,845,679) (658,754,784)
Net increase (decrease) from Fund share transactions (81,265,692) (32,590,233) (79,246,953) (507,135,529)
Net increase (decrease) in net assets 51,007,701 26,318,347 (70,477,243) 168,934,984
Net assets at the beginning of period 1,235,452,683 1,209,134,336 2,919,761,777 2,750,826,793
Net assets at the end of period $ 1,286,460,384 $ 1,235,452,683 $ 2,849,284,534 $ 2,919,761,777

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NUDV
4/30/26
(d)
$ 28.95 $ 0.36 $ 3.44 $ 3.80 $ (0.36) $ (0.05) $ — $ (0.41) $ 32.34 $ 32.33
10/31/25
29.25 0.71 0.58 1.29 (0.57) (1.02) — (1.59) 28.95 28.97
10/31/24
22.43 0.71 6.87 7.58 (0.76) — — (0.76) 29.25 29.27
10/31/23
23.52 0.65 (0.99) (0.34) (0.61) (0.14) — (0.75) 22.43 22.41
10/31/22
25.69 0.62 (2.21) (1.59) (0.58) — — (0.58) 23.52 23.52
10/31/21
(f)
25.00 0.05 0.64 0.69 — — — — 25.69 25.71
NUEM
4/30/26
(d)
36.96 0.29 4.39 4.68 (1.27) — — (1.27) 40.37 41.23
10/31/25
30.27 0.61 6.65 7.26 (0.57) — — (0.57) 36.96 36.86
10/31/24
24.99 0.59 5.33 5.92 (0.64) — — (0.64) 30.27 30.44
10/31/23
22.77 0.60 2.10 2.70 (0.48) — — (0.48) 24.99 24.95
10/31/22
34.14 0.69 (11.27) (10.58) (0.38) (0.41) — (0.79) 22.77 22.71
10/31/21
29.18 0.52 4.86 5.38 (0.42) — — (0.42) 34.14 34.15
NUDM
4/30/26
(d)
38.11 0.42 2.28 2.70 (2.00) (0.70) — (2.70) 38.11 38.12
10/31/25
31.83 0.88 6.40 7.28 (1.00) — — (1.00) 38.11 38.13
10/31/24
25.99 0.78 5.98 6.76 (0.92) — — (0.92) 31.83 31.85
10/31/23
23.49 0.81 2.20 3.01 (0.51) — — (0.51) 25.99 26.15
10/31/22
32.30 0.78 (8.26) (7.48) (0.88) (0.45) — (1.33) 23.49 23.51
10/31/21
24.33 0.98 7.42 8.40 (0.43) — — (0.43) 32.30 32.53
NULC
4/30/26
(d)
52.92 0.24 3.44 3.68 (0.49) (4.37) — (4.86) 51.74 51.80
10/31/25
45.79 0.53 7.44 7.97 (0.47) (0.37) — (0.84) 52.92 52.94
10/31/24
34.62 0.51 11.18 11.69 (0.52) — — (0.52) 45.79 45.89
10/31/23
32.79 0.51 2.08 2.59 (0.44) (0.32) — (0.76) 34.62 34.62
10/31/22
43.34 0.51 (8.52) (8.01) (0.43) (2.11) — (2.54) 32.79 32.82
10/31/21
31.05 0.46 13.25 13.71 (0.48) (0.94) — (1.42) 43.34 43.39
NULG
4/30/26
(d)
101.85 0.07 2.65 2.72 (0.11) — — (0.11) 104.46 104.48
10/31/25
82.59 0.11 19.29 19.40 (0.14) — — (0.14) 101.85 101.90
10/31/24
58.62 0.20 24.07 24.27 (0.30) — — (0.30) 82.59 82.53
10/31/23
49.30 0.24 9.28 9.52 (0.20) — — (0.20) 58.62 58.58
10/31/22
71.98 0.25 (19.45) (19.20) (0.14) (3.34) — (3.48) 49.30 49.30
10/31/21
49.60 0.07 23.82 23.89 (0.11) (1.40) — (1.51) 71.98 72.01
(a)
Based on average shares outstanding.
(b)
Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the closing market price per share over the period, including the assumed reinvestment of distributions, if any, at the closing market price per share on each ex-dividend payment date during the period. Since shares of the Fund did not trade in the secondary market until after the Fund’s commencement of operations, for the period from the commencement of operations to the first day of market trading, the NAV is used as a proxy for the market price to calculate market price returns. Total returns are not annualized.
(c)
Does not include in-kind transactions.
(d)
Unaudited
(e)
Annualized.
(f)
For the period September 27, 2021 (commencement of operations) through October 31, 2021.

See Notes to Financial Statements

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Market
Price
(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate
(c)
13.23% 13.14% $ 45,276 0.25%
(e)
2.37%
(e)
27%
4.75 4.76 34,743 0.26 2.51 66
34.14 34.35 11,702 0.26 2.68 68
(1.59) (1.69) 11,216 0.26 2.74 57
(6.22) (6.31) 8,232 0.26 2.52 76
2.74 2.85 5,137 0.25
(e)
2.04
(e)
0
13.25 15.94 371,409 0.35
(e)
1.55
(e)
35
24.42 23.46 328,928 0.36 1.94 69
24.12 24.98 290,625 0.36 2.13 58
11.80 12.00 214,914 0.36 2.28 71
(31.62) (31.88) 177,614 0.36 2.45 63
18.45 17.77 122,896 0.44 1.49 61
7.51 7.49 666,871 0.27
(e)
2.26
(e)
27
23.63 23.67 621,253 0.29 2.59 68
26.37 25.71 464,730 0.31 2.55 58
12.84 13.40 353,523 0.31 2.94 66
(24.17) (24.57) 267,756 0.31 2.93 62
34.83 34.73 161,503 0.39 3.16 64
7.85 7.94 59,497 0.20
(e)
0.99
(e)
22
17.72 17.51 52,919 0.21 1.11 72
34.04 34.32 34,345 0.21 1.20 50
8.06 7.96 22,504 0.21 1.48 71
(19.57) (19.59) 24,589 0.21 1.39 57
45.28 45.91 30,335 0.20 1.20 49
2.68 2.65 2,606,223 0.25
(e)
0.15
(e)
32
23.51 23.66 1,986,004 0.26 0.13 62
41.51 41.50 1,499,009 0.26 0.27 60
19.36 19.29 1,037,499 0.26 0.42 78
(27.90) (27.94) 793,754 0.26 0.44 80
49.04 49.29 942,876 0.34 0.11 66

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NULV
4/30/26
(d)
$ 44.29 $ 0.43 $ 5.83 $ 6.26 $ (0.74) $ — $ — $ (0.74) $ 49.81 $ 49.79
10/31/25
40.73 0.77 3.61 4.38 (0.82) — — (0.82) 44.29 44.27
10/31/24
32.63 0.80 8.22 9.02 (0.92) — — (0.92) 40.73 40.74
10/31/23
34.26 0.87 (1.77) (0.90) (0.73) — — (0.73) 32.63 32.59
10/31/22
39.42 0.77 (4.17) (3.40) (0.63) (1.13) — (1.76) 34.26 34.30
10/31/21
28.62 0.77 10.50 11.27 (0.47) — — (0.47) 39.42 39.44
NUMG
4/30/26
(d)
48.54 (0.04) (4.29) (4.33) (0.01) — — (0.01) 44.20 44.18
10/31/25
44.76 0.01 3.80 3.81 (0.03) — — (0.03) 48.54 48.61
10/31/24
34.47 0.04 10.33 10.37 (0.08) — — (0.08) 44.76 44.84
10/31/23
34.39 0.08 0.06 0.14 (0.06) — — (0.06) 34.47 34.45
10/31/22
57.68 0.05 (17.07) (17.02) (0.01) (6.26) — (6.27) 34.39 34.42
10/31/21
42.94 (0.03) 16.66 16.63 (0.02) (1.87) — (1.89) 57.68 57.71
NUMV
4/30/26
(d)
38.56 0.29 3.21 3.50 (0.60) — — (0.60) 41.46 41.43
10/31/25
35.79 0.62 2.78 3.40 (0.63) — — (0.63) 38.56 38.56
10/31/24
26.86 0.63 8.99 9.62 (0.69) — — (0.69) 35.79 35.82
10/31/23
31.07 0.68 (3.17) (2.49) (0.64) (1.08) — (1.72) 26.86 26.84
10/31/22
38.44 0.68 (5.61) (4.93) (0.48) (1.96) — (2.44) 31.07 31.10
10/31/21
25.64 0.54 12.68 13.22 (0.42) — — (0.42) 38.44 38.50
NUSC
4/30/26
(d)
44.36 0.22 4.80 5.02 (0.47) — — (0.47) 48.91 48.93
10/31/25
42.20 0.42 2.22 2.64 (0.48) — — (0.48) 44.36 44.36
10/31/24
32.41 0.40 9.82 10.22 (0.43) — — (0.43) 42.20 42.22
10/31/23
35.54 0.43 (3.16) (2.73) (0.40) — — (0.40) 32.41 32.40
10/31/22
45.25 0.37 (7.12) (6.75) (0.32) (2.64) — (2.96) 35.54 35.58
10/31/21
30.68 0.36 14.41 14.77 (0.20) — — (0.20) 45.25 45.27
NUGO
4/30/26
(d)
41.22 (0.03) 0.15 0.12 — — — — 41.34 41.17
10/31/25
32.52 (0.05) 8.75 8.70 — — — — 41.22 41.18
10/31/24
22.10 (0.01) 10.48 10.47 (0.05) — — (0.05) 32.52 32.51
10/31/23
17.97 0.05 4.13 4.18 (0.05) — — (0.05) 22.10 22.08
10/31/22
26.04 0.02 (8.09) (8.07) — — — — 17.97 17.93
10/31/21
(f)
25.00 0.01 1.03 1.04 — — — — 26.04 26.05
(a)
Based on average shares outstanding.
(b)
Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the closing market price per share over the period, including the assumed reinvestment of distributions, if any, at the closing market price per share on each ex-dividend payment date during the period. Since shares of the Fund did not trade in the secondary market until after the Fund’s commencement of operations, for the period from the commencement of operations to the first day of market trading, the NAV is used as a proxy for the market price to calculate market price returns. Total returns are not annualized.
(c)
Does not include in-kind transactions.
(d)
Unaudited
(e)
Annualized.
(f)
For the period September 27, 2021 (commencement of operations) through October 31, 2021.

See Notes to Financial Statements

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Market
Price
(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate
(c)
14 .31% 14 .32% $ 2,077,007 0 .25%
(e)
1 .87%
(e)
21%
11 .02 10 .95 1,855,787 0 .26 1 .87 58
28 .04 28 .23 1,694,496 0 .26 2 .10 47
( 2 .73 ) ( 2 .98 ) 1,383,636 0 .26 2 .52 61
( 9 .09 ) ( 9 .03 ) 1,531,314 0 .26 2 .15 68
39 .68 39 .63 1,176,613 0 .34 2 .13 59
( 8 .94 ) ( 9 .10 ) 353,595 0 .30
(e)
( 0 .19 )
(e)
40
8 .51 8 .47 407,772 0 .31 0 .02 95
30 .07 30 .39 400,608 0 .31 0 .10 78
0 .43 0 .27 324,062 0 .31 0 .21 100
( 32 .50 ) ( 32 .48 ) 312,943 0 .31 0 .13 84
39 .51 39 .92 400,877 0 .39 ( 0 .06 ) 83
9 .15 9 .09 431,142 0 .30
(e)
1 .49
(e)
25
9 .70 9 .60 404,916 0 .31 1 .71 63
36 .20 36 .41 365,081 0 .31 1 .90 51
( 8 .58 ) ( 8 .76 ) 296,817 0 .31 2 .30 77
( 13 .71 ) ( 13 .76 ) 310,664 0 .31 2 .02 77
51 .97 52 .06 276,751 0 .39 1 .57 67
11 .41 11 .43 1,286,460 0 .30
(e)
0 .95
(e)
25
6 .32 6 .27 1,235,453 0 .31 1 .00 56
31 .69 31 .77 1,209,134 0 .31 1 .01 45
( 7 .77 ) ( 7 .89 ) 889,601 0 .31 1 .19 62
( 15 .68 ) ( 15 .63 ) 909,828 0 .31 0 .99 71
48 .28 48 .03 1,106,366 0 .39 0 .85 60
0 .31 ( 0 .02 ) 2,849,285 0 .55
(e)
( 0 .15 )
(e)
23
26 .72 26 .67 2,919,762 0 .56 ( 0 .15 ) 46
47 .47 47 .51 2,750,827 0 .56 ( 0 .03 ) 22
23 .30 23 .46 2,476,996 0 .56 0 .24 31
( 31 .01 ) ( 31 .16 ) 2,332,827 0 .55 0 .09 39
4 .18 4 .18 1,687,423 0 .55
(e)
0 .39
(e)
2

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information: Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment
Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen ESG Dividend ETF (NUDV), Nuveen ESG Emerging Markets
Equity ETF (NUEM), Nuveen ESG International Developed Markets Equity ETF (NUDM), Nuveen ESG Large-Cap ETF (NULC), Nuveen ESG Large-
Cap Growth ETF (NULG), Nuveen ESG Large-Cap Value ETF (NULV), Nuveen ESG Mid-Cap Growth ETF (NUMG), Nuveen ESG Mid-Cap Value ETF
(NUMV), Nuveen ESG Small-Cap ETF (NUSC) and Nuveen Growth Opportunities ETF (NUGO) (each a “Fund” and collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of NUDV, NUEM, NUDM, NULC, NULG, NULV,
NUMG, NUMV and NUSC are listed and traded on the Cboe BZX Exchange, Inc., while shares of NUGO is listed and traded on the NYSE Arca. The
Cboe BZX Exchange, Inc. and NYSE Arca are each an “Exchange”.
Current Fiscal Period : The end of the reporting period for the Funds is April 30, 2026, and the period covered by these Notes to Financial
Statements is the six months ended April 30, 2026 (the "current fiscal period").
Investment Adviser and Sub-Adviser: The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen,
LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser
has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into sub-advisory agreements with Nuveen
Asset Management (“NAM”) and Teachers Advisors, LLC (“TAL”), each an affiliate of the Adviser, (each a “Sub-Adviser” and collectively, the “Sub-
Advisers”). NAM is responsible for managing the investment portfolio of NUGO. TAL is responsible for managing the investment portfolio of NUDV,
NUEM, NUDM, NULC, NULG, NULV, NUMG, NUMV and NUSC.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation:
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-local investors. Accordingly, the Fund may apply
NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Funds may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

As of the end of the reporting period, the following Fund's investments in non-U.S. securities were as follows:
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the end of trade date for financial reporting purposes.
Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the
Funds determine the existence of a dividend declaration. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Segment Reporting: Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09) : In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09,
Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
NUEM Value
% of
Net Assets
Country:
Taiwan $ 96,238,042 25.9%
China 90,392,378 24.3
South Korea 63,903,758 17.2
India 42,967,959 11.6
Brazil 15,345,070 4.1
Saudi Arabia 11,391,620 3.1
South Africa 10,222,219 2.8
Mexico 7,013,650 1.9
United Arab Emirates 5,051,651 1.4
Poland 4,521,021 1.2
Other 23,571,549 6.3
Total non-U.S. Securities $370,618,917 99.8%
NUDM Value
% of
Net Assets
Country:
Japan $ 155,291,184 23.3%
United Kingdom 71,504,428 10.7
Germany 59,548,690 8.9
France 54,278,848 8.1
Switzerland 51,921,375 7.8
Australia 43,888,577 6.6
Netherlands 33,208,376 5.0
Spain 27,593,798 4.1
Italy 19,299,292 2.9
Sweden 15,240,235 2.3
Other 99,203,978 14.9
Total non-U.S. Securities $630,978,781 94.6%

Notes to Financial Statements
(continued)
New Accounting Pronouncement (ASU No. 2025-11) : In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270)
Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S.
dollars at the prevailing rates of exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
NUDV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 45,133,714 $ – $ – $ 45,133,714
Total $ 45,133,714 $ – $ – $ 45,133,714
a

NUEM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 368,694,499 $ 2,401,042 $ 5 $ 371,095,546
Investments Purchased with Collateral from Securities
Lending 3,990,756 – – 3,990,756
Total $ 372,685,255 $ 2,401,042 $ 5 $ 375,086,302
a
NUDM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 662,371,232 $ – $ –* $ 662,371,232
Investments Purchased with Collateral from Securities
Lending 1,647,095 – – 1,647,095
Total $ 664,018,327 $ – $ – $ 664,018,327
a
NULC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 59,374,428 $ – $ – $ 59,374,428
Total $ 59,374,428 $ – $ – $ 59,374,428
a
NULG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 2,603,708,420 $ – $ – $ 2,603,708,420
Investments in Derivatives:
Futures Contracts** 179,212 – – 179,212
Total $ 2,603,887,632 $ – $ – $ 2,603,887,632
a
NULV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 2,071,544,619 $ – $ – $ 2,071,544,619
Total $ 2,071,544,619 $ – $ – $ 2,071,544,619
a
NUMG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 353,304,787 $ – $ – $ 353,304,787
Total $ 353,304,787 $ – $ – $ 353,304,787
a
NUMV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 430,393,576 $ – $ – $ 430,393,576
Total $ 430,393,576 $ – $ – $ 430,393,576
a
NUSC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stock Rights $ – $ – $ 80,533 $ 80,533
Common Stocks 1,285,151,757 – 40,103 1,285,191,860
Investments Purchased with Collateral from Securities
Lending 4,993,370 – – 4,993,370
Total $ 1,290,145,127 $ – $ 120,636 $ 1,290,265,763
a

Notes to Financial Statements
(continued)
4. Portfolio Securities
Securities Lending: Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. State Street Bank and Trust Company serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current fiscal period, the total value of the loaned securities and the total value of collateral received were as follows:
Purchases and Sales: Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:
NUGO
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 2,724,722,673 $ – $ – $ 2,724,722,673
Investment Companies 4,803,081 – – 4,803,081
Total $ 2,729,525,754 $ – $ – $ 2,729,525,754
a
* Value equals zero as of the end of the reporting period.
** Represents net unrealized appreciation (depreciation).
Aggregate Value of
Securities on Loan
Fund
Equity
Securities
Cash Collateral
Received*
Total Collateral
Received
NUEM 3,722,663 3,990,756 3,990,756
NUDM 1,520,544 1,647,095 1,647,095
NUSC 4,636,391 4,993,370 4,993,370
*May include cash and investment of cash collateral.

In-kind transactions during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Futures Contracts: During the current fiscal period NULG used equity index futures to equitize cash in the portfolio.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Purchases Sales
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government
Sales
NUDV $ 12,333,967 $ 12,388,642
NUEM 134,004,952 133,347,867
NUDM 196,214,364 233,721,352
NULC 12,857,236 17,456,466
NULG 812,412,235 806,073,036
NULV 470,576,746 476,854,177
NUMG 156,640,243 155,947,971
NUMV 120,181,981 122,765,228
NUSC 383,714,038 354,301,699
NUGO 647,423,233 717,079,625
Fund
In-Kind
Purchases
In-Kind
Sales
NUDV $ 9,238,418 $ 3,016,385
NUEM 1,639,845 381,243
NUDM 42,616,574 —
NULC 14,753,882 7,220,243
NULG 1,087,910,527 567,536,647
NULV 468,674,049 492,073,708
NUMG 100,946,119 121,195,650
NUMV 118,702,066 125,312,579
NUSC 329,838,836 412,382,571
NUGO 55,387,743 132,596,949

Notes to Financial Statements
(continued)
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
f
As of the end of the current fiscal period, the following Funds have invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:
-"
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof
(“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen
Securities, LLC, the Funds' distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities and/or a specified amount of cash, as determined by each Fund's investment approach. Creation Units may be delivered in advance of receipt by a Fund of all or a portion of the designated portfolio securities. In these instances the Authorized Participants must deposit cash collateral in an amount equal to the sum of the (i) cash component, (ii)
all applicable fees and (iii) an amount of cash equal to a percentage of the market value of the undelivered securities, as defined in the participation agreement. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units.
Fund
Average Notional
Amount of Futures
Contracts
Outstanding*
NULG $ 4,138,173
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
NULG
Futures Contracts Equity Unrealized appreciation on
futures contracts
*
$ 179,212 - $ –
1 1 1 1 1 1 1 1
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statement of Assets and
Liabilities is only the receivable or payable for variation margin on open futures contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
NULG
Futures contracts Equity $ 29,618 $ (216,503)

Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current and prior period were as follows:
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
NUDV NUEM
Six Months Ended
4/30/26
Year Ended
10/31/25
Six Months Ended
4/30/26
Year Ended
10/31/25
Shares Value Shares Value Shares Value Shares Value
Subscriptions 300,000 $9,288,170 800,000 $22,401,701 400,000 $14,756,512 900,000 $26,664,010
Redemptions (100,000) (3,023,430) – – (100,000) (3,659,592) (1,600,000) (49,642,078)
Net increase (decrease) 200,000 $6,264,740 800,000 $22,401,701 300,000 $11,096,920 (700,000) $(22,978,068)
NUDM NULC
Six Months Ended
4/30/26
Year Ended
10/31/25
Six Months Ended
4/30/26
Year Ended
10/31/25
Shares Value Shares Value Shares Value Shares Value
Subscriptions 1,200,000 $44,450,967 1,900,000 $61,952,471 300,000 $14,789,837 300,000 $13,041,412
Redemptions – – (200,000) (6,385,164) (150,000) (7,234,815) (50,000) (2,227,249)
Net increase (decrease) 1,200,000 $44,450,967 1,700,000 $55,567,307 150,000 $7,555,022 250,000 $10,814,163
NULG NULV
Six Months Ended
4/30/26
Year Ended
10/31/25
Six Months Ended
4/30/26
Year Ended
10/31/25
Shares Value Shares Value Shares Value Shares Value
Subscriptions 11,350,000 $1,092,123,278 9,000,000 $838,858,964 10,600,000 $474,059,906 19,200,000 $797,125,028
Redemptions (5,900,000) (568,788,262) (7,650,000) (701,740,260) (10,800,000) (490,375,489) (18,900,000) (789,019,924)
Net increase (decrease) 5,450,000 $523,335,016 1,350,000 $137,118,704 (200,000) $(16,315,583) 300,000 $8,105,104
NUMG NUMV
Six Months Ended
4/30/26
Year Ended
10/31/25
Six Months Ended
4/30/26
Year Ended
10/31/25
Shares Value Shares Value Shares Value Shares Value
Subscriptions 2,250,000 $101,023,568 6,100,000 $292,556,007 3,050,000 $118,900,102 5,400,000 $195,445,488
Redemptions (2,650,000) (120,269,915) (6,650,000) (322,735,972) (3,150,000) (125,139,792) (5,100,000) (186,593,542)
Net increase (decrease) (400,000) $(19,246,347) (550,000) $(30,179,965) (100,000) $(6,239,690) 300,000 $8,851,946
NUSC NUGO
Six Months Ended
4/30/26
Year Ended
10/31/25
Six Months Ended
4/30/26
Year Ended
10/31/25
Shares Value Shares Value Shares Value Shares Value
Subscriptions 7,450,000 $330,626,323 12,300,000 $524,606,562 1,440,000 $55,598,726 4,760,000 $151,619,255
Redemptions (9,000,000) (411,892,015) (13,100,000) (557,196,795) (3,360,000) (134,845,679) (18,500,000) (658,754,784)
Net increase (decrease) (1,550,000) $(81,265,692) (800,000) $(32,590,233) (1,920,000) $(79,246,953) (13,740,000) $(507,135,529)

Notes to Financial Statements
(continued)
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NUDV $ 40,622,871 $ 6,448,700 $ (1,937,857) $ 4,510,843
NUEM 269,664,022 128,821,149 (23,398,869) 105,422,280
NUDM 543,998,419 163,132,560 (43,112,652) 120,019,908
NULC 47,876,174 14,093,285 (2,595,031) 11,498,254
NULG 2,255,463,484 454,368,151 (105,944,003) 348,424,148
NULV 1,812,297,316 370,063,584 (110,816,281) 259,247,303
NUMG 381,938,621 44,733,314 (73,367,148) (28,633,834)
NUMV 400,576,771 55,250,677 (25,433,872) 29,816,805
NUSC 1,199,591,645 220,144,457 (129,470,339) 90,674,118
NUGO 1,606,059,374 1,159,169,919 (35,703,539) 1,123,466,380
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NUDV
$ 121,107 $ 62,241 $ 1,644,616 $ — $ — $ — $ 1,827,964
NUEM
10,268,474 — 81,383,294 (23,873,899) — — 67,777,869
NUDM
32,453,529 10,837,528 108,177,765 — — — 151,468,822
NULC
1,977,975 2,794,328 11,055,338 — — — 15,827,641
NULG
1,320,768 — 317,975,655 (19,650,182) — — 299,646,241
NULV
25,649,670 — 151,821,041 (235,439,607) — — (57,968,896)
NUMG
— — 3,835,225 (108,438,700) (3,345) — (104,606,820)
NUMV
4,585,679 — 28,337,752 (67,363,672) — — (34,440,241)
NUSC
9,601,262 — 52,510,067 (292,444,687) — — (230,333,358)
NUGO
— — 1,224,356,044 (623,649,872) (4,126,385) — 596,579,787
Fund
Short-Term Long-Term Total
NUDV
$ — $ — $ —
NUEM
1
16,326,852 7,547,047 23,873,899
NUDM
— — —
NULC
— — —
NULG
— 19,650,182 19,650,182
NULV
134,689,648 100,749,959 235,439,607
NUMG
73,999,206 34,439,494 108,438,700
NUMV
37,278,530 30,085,142 67,363,672
NUSC
124,864,829 167,579,858 292,444,687
NUGO
601,802,428 21,847,444 623,649,872
1
A portion of NUEM's capital loss carryforwards is subject to limitation under the Internal Revenue Code and related regulations.

8. Management Fees and Other Transactions with Affiliates
Management Fees: Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser. The Adviser is responsible for substantially all other expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.
The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
Other Transactions with Affiliates: The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the
Funds, if any, is recognized in "Affiliated income" on the Statement of Operations and any amounts due to the Funds at the end of the current fiscal period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds did not engage in cross-trades pursuant to these procedures.
As of the end of the reporting period, the percentage of Fund shares owned by affiliates was as follows:
9. Emerging Markets Risks
The Emerging Markets Equity Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
10. Subsequent Events
NUGO Management Fee: Effective May 1, 2026, the annual management fee for NUGO has been reduced from 0.55% to 0.49%.
Fund Management Fee
NUDV 0.25%
NUEM 0.35
NUDM 0.27
NULC 0.20
NULG 0.25
NULV 0.25
NUMG 0.30
NUMV 0.30
NUSC 0.30
NUGO 0.55
Underlying Fund
Nuveen Equity
Funds
Nuveen
Lifecycle
Funds
Nuveen
Lifestyle
Funds
Nuveen
Managed
Allocation
Fund Total
NUDV – % – % – % – % – %
NUEM – – – – –
NUDM – – – – –
NULC 9 – – – 9
NULG – – – – –
NULV – – – – –
NUMG – – – – –
NUMV – – – – –
NUSC – – – – –
NUGO – 44 2 1 47

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds do not pay any remuneration to their officers, but the Funds do reimburse Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, for an allocable portion of Nuveen Fund Advisors, LLC’s cost of the compensation for the Funds’ Chief Compliance Officer. The aggregate remuneration paid to the trustees (all of whom are independent) and to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, by each Fund is reported as “Trustees fees” and “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen ESG Dividend ETF

Nuveen ESG Emerging Markets Equity ETF

Nuveen ESG International Developed Markets Equity ETF

Nuveen ESG Large-Cap ETF

Nuveen ESG Large-Cap Growth ETF

Nuveen ESG Large-Cap Value ETF

Nuveen ESG Mid-Cap Growth ETF

Nuveen ESG Mid-Cap Value ETF

Nuveen ESG Small-Cap ETF

Nuveen Growth Opportunities ETF

(collectively, the “Funds”)

I. The Approval Process

At an in-person meeting held on April 28 and 29, 2026 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nushares ETF Trust (the “Trust”) approved, for each applicable series of the Trust, the renewal of the investment management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”). Similarly, the Board approved the renewal of the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with (a) in the case of Nuveen ESG Dividend ETF (the “ESG Dividend Fund”), Nuveen ESG Emerging Markets Equity ETF (the “ESG Emerging Markets Equity Fund”), Nuveen ESG International Developed Markets Equity ETF (the “ESG International Developed Markets Equity Fund”), Nuveen ESG Large-Cap ETF (the “ESG Large-Cap Fund”), Nuveen ESG Large-Cap Growth ETF (the “ESG Large-Cap Growth Fund”), Nuveen ESG Large-Cap Value ETF (the “ESG Large-Cap Value Fund”), Nuveen ESG Mid-Cap Growth ETF (the “ESG Mid-Cap Growth Fund”), Nuveen ESG Mid-Cap Value ETF (the “ESG Mid-Cap Value Fund”) and Nuveen ESG Small-Cap ETF (the “ESG Small-Cap Fund”), Teachers Advisors, LLC (“TAL”), pursuant to which TAL serves as the sub-adviser to such Fund (collectively, the “TAL Sub-advised Funds”); and (b) in the case of Nuveen Growth Opportunities ETF (the “Growth Opportunities Fund”), Nuveen Asset Management, LLC (“NAM”; NAM and TAL are each, a “Sub-Adviser”), pursuant to which NAM serves as the sub-adviser to such Fund. The Nuveen fund complex consists of the group of funds advised by NFAL (the “NFAL Funds”), including the Funds, and the group of funds advised by TAL (such funds, the “TC Funds”; the NFAL Funds and the TC Funds are collectively referred to as the “Nuveen funds” or the “funds”). TAL and NFAL are affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL is an indirect wholly owned subsidiary of TIAA. NAM is also an affiliate of TAL and NFAL.

The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement with respect to each Fund covered by this report.

In accordance with applicable law, following up to an initial two-year period, the Board considers the approval of the continuance of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Advisers are collectively, the “Fund Advisers” and each, a “Fund Adviser.”

In considering the continuance of each Advisory Agreement, the Board considered information received by it throughout the year as well as materials prepared specifically at the Board’s request for the Board’s evaluation of the Advisory Agreements at the Meeting. The Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board and its committees meet regularly throughout the year, including in executive sessions, providing the Board Members with the opportunity to assess the quality and scope of the various services provided by a Fund Adviser during the year through the written materials, oral presentations and discussions with senior management. The information provided to the Board and/or its committees at these meetings covered a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements, including, but not limited to: (a) the investment performance of the Nuveen funds over various periods and the reasons for any outperformance or underperformance relative to peers and/or benchmarks or other performance metrics (as applicable); (b) strategic priorities for the business of the Adviser, including significant developments impacting a Fund Adviser; (c) product initiatives for various funds; (d) compliance, regulatory and risk management reports, including any initiatives in seeking to strengthen compliance capabilities and controls and to meet regulatory requirements, compliance policies and procedures; (e) other payments to intermediaries, including Rule 12b-1 fees (as applicable); (f) reports on the valuation of securities; (g) periodic investment team presentations; (h) evaluations on fund expenses; (i) trading practices and execution quality of portfolio transactions; and (j) management of distributions.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. The materials provided in conjunction with the Meeting included, among other things, (a) a description of the nature, extent and quality of services provided by the Fund Advisers; (b) a review of each Sub-Adviser and/or investment team (as applicable); (c) fund performance over various periods with a focus on funds considered to have met certain challenged performance measurements; (d) the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; (e) a list of management fees and sub-advisory fee schedules and unitary ETF fees; (f) an analysis of advisory fees compared to fees assessed to other types of clients; (g) a review of temporary and/or permanent expense caps and fee waivers (as applicable); (h) a description of portfolio manager compensation; (i) certain profitability and/or financial data; (j) a summary of the investments made in 2025

1

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

by the Adviser and/or its affiliates in technology enhancements; and (k) a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each Fund to those of a peer universe and also to a peer group of funds, as well as a description of Broadridge’s methodology in compiling the expense universe and expense group, as applicable.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the Board and its committees in overseeing the applicable Nuveen funds and working with the respective Fund Advisers in their review of the Advisory Agreements.

As part of their review, the Board Members and independent legal counsel met in executive session on April 17, 2026 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information and received the responses to these follow-up questions and requests. In addition to the April Executive Session, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the materials, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members had the benefit of independent legal counsel during the annual review process as well as throughout the year and met with independent legal counsel at various executive sessions without the presence of any Fund Adviser management. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the Funds for an additional one-year period until May 1, 2027. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

In addition, as noted above, after an initial period of up to two years, the 1940 Act requires the Board to review advisory agreements on an annual basis. In connection with the annual review, management and the Board proposed to reset the annual review schedule for the Advisory Agreements to permit the agreements to continue for a one-year period until August 1st following the renewal as opposed to the current May 1st deadline. To implement the new review schedule, at its in-person meeting held on May 27-28, 2026 (the “May Meeting”), the Board approved the continuance of the Investment Management Agreements and the Sub-Advisory Agreement between NFAL and NAM (the “NAM Sub-Advisory Agreement”) on behalf of the applicable Fund(s) through July 31, 2027. A discussion of the Board’s approval at the May Meeting of the continuance of such Advisory Agreements is set forth in Section II below.

At the May Meeting, in addition to revising the renewal schedule, management also proposed an internal restructuring (the “Restructuring”) pursuant to which TAL would be merged into NAM, anticipated to be effective on or about August 1, 2026. In connection with the Restructuring, it was proposed, in relevant part, for the Funds currently sub-advised by TAL (i.e, the TAL Sub-advised Funds), that NAM would serve as the sub-adviser to such Funds pursuant to a new sub-advisory agreement with NAM on behalf of the applicable Funds (the “New Sub-Advisory Agreements”). At the May Meeting, the Board approved the New Sub-Advisory Agreements to continue through July 31, 2027. A discussion of the Board’s approval at the May Meeting of the New Sub-Advisory Agreements is set forth in Section II below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements at the Meeting, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and each Sub-Adviser in providing services to the applicable Fund(s).

The Board considered that the Adviser provides a wide array of management, oversight and other services necessary to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. In its review of the services provided by the Adviser and its affiliates, the Board considered a description of the staffing levels of the investment and non-investment personnel; the experience and qualifications of key personnel; succession planning and staffing in seeking to help ensure the continuation of services and avoid business disruptions as a result of retirements or departures; business continuity functions which seek to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions; ongoing investments in the infrastructure and technology in enhancing the services provided to the applicable Nuveen funds; certain financial data of the Adviser and/or TIAA in assessing the financial stability and condition of the Adviser to continue to provide a high level of quality services to the applicable Nuveen funds; and portfolio manager compensation structure in seeking to attract and retain high quality talent.

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In its evaluation, the Board considered that the Adviser is responsible for providing investment advisory services and does so indirectly through a sub-adviser. In this regard, the Funds utilize the respective Sub-Adviser and its investment teams to manage the portfolios of the Funds subject to the supervision of the Adviser. In evaluating the investment advisory services, the Board and/or its investment committee considered the Adviser’s role, among other things, in monitoring and reporting to the Board on fund performance, market conditions and investment team matters; setting and evaluating investment strategies, including changes to mandates, policies and benchmarks; monitoring and overseeing the performance and investment capabilities of the applicable Sub-Adviser and/or investment teams and recommending changes thereto as appropriate; monitoring compliance with portfolio guidelines; monitoring and analyzing the trade execution of the funds’ portfolios; and managing valuation matters. As each Fund is an exchange-traded fund (each, an “ETF”), such services also include, but are not limited to, performance monitoring and assessment, evaluating tax efficiencies consistent with portfolio management, reviewing tracking error and analyzing secondary market dynamics.

The Board considered the division of responsibilities between the Adviser and the Sub-Advisers and considered that each Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of the applicable Sub-Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the respective Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

In addition to the portfolio management services provided to the Funds, the Board considered the comprehensive package of non-management services the Adviser and its various teams and affiliates provide to manage and operate the applicable Nuveen funds, including compliance, regulatory, administrative and other services which have expanded over the years as a result of market, regulatory and other developments. Such services include, but are not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; regulatory and regulatory advocacy services, including monitoring regulatory developments that may impact the fund(s), responding to regulatory inquiries and examinations and fulfilling regulatory filing requirements; Board and committee support services, including organizing meetings and coordinating site visits and presentations with affiliated and/or external investment teams and providing reports on a wide range of topics relating to the operations and management of the funds, including strategic initiatives and priorities, fund performance, trade execution, securities lending (as applicable), compliance matters, valuation matters, liquidity and derivatives risk management; oversight services, including establishing and coordinating the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); and legal support services.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

The Board, directly or through its Investment Committee, which is comprised of all Board Members, provides oversight of the investment performance process. In evaluating the quality of the services provided by the Fund Advisers, the Board and/or its Investment Committee monitors Fund performance on an ongoing basis, which includes quarterly performance reporting at each of its quarterly meetings with an annual performance review at its February 10-12, 2026 meeting (the “February Meeting”). At the February Meeting, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ended December 31, 2025 (or for such shorter periods to the extent a Fund was not in existence during such periods) on an absolute basis and as compared to the performance of comparable funds (the “Performance Peer Group”) and to a benchmark for the prescribed periods, subject to certain exceptions for the Index ETFs as defined below. The Index ETFs do not have Performance Peer Groups given their objectives. Prior to the Meeting, the Board also received updated Fund performance over various periods ended March 31, 2026. In its review of relative performance for the Fund with a Performance Peer Group described below (i.e., the Growth Opportunities Fund), the Board considered such Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile being the most desirable quartile ranking and the 4th quartile being the least desirable. The Board considered, in particular, the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts.

In evaluating performance, the Board considered some of the limitations of the performance data including, in particular, that differences between a Nuveen fund and its Performance Peer Group (if any) and its benchmark (such as with respect to the investment objectives and strategies) may lead to significantly different results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of a Performance Peer Group to the respective fund as low, medium or high. In addition, the Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. The Board also considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance of the periods reviewed by the Board.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

With respect to the ETFs, the Board considered that certain ETFs (the “Index ETFs”) are designed to track the performance of a specified index (the “Underlying Index”) and others are actively managed. In this regard, the Board considered that the ESG Dividend Fund, ESG Emerging Markets Equity Fund, ESG International Developed Markets Equity Fund, ESG Large-Cap Fund, ESG Large-Cap Growth Fund, ESG Large-Cap Value Fund, ESG Mid-Cap Growth Fund, ESG Mid-Cap Value Fund and ESG Small-Cap Fund are Index ETFs, and the Growth Opportunities Fund is actively managed (the “Active ETF”).

With respect to relative benchmark performance for the Index ETFs, the Board considered, among other things, the Index ETF’s performance in comparison to the performance of its Underlying Index, the performance of the Underlying Index compared to its base index from which it was derived over the one-, three- and five-year periods ended December 31, 2025 (or such shorter periods for Funds that did not exist during those time frames) and each Index ETF’s tracking error and correlation data over various periods. However, given that the Index ETFs seek to track an Underlying Index, the Board considered the extent to which such an Index ETF tracked its Underlying Index and correlation data to be of greater relevance in assessing fund performance and, therefore, placed more emphasis on the tracking error and correlation data.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. From year to year, the Board may place different emphasis on particular performance information given changing circumstances in market and economic conditions. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records over various time periods in its discussions with management. Depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified as experiencing performance issues, the Board seeks to discuss with the Adviser the reasons for the underperformance and any recommendations to improve performance and to monitor such funds more closely until performance improves.

Additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above are set forth below in Section I.F.

With respect to each Fund, on the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

The Board also considered comparative fee and expense information prepared by Broadridge, an independent third-party provider of fund data. More specifically, the Board Members generally considered, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”). With respect to the Funds, the Funds pay a unitary fee and therefore, the Board reviewed, among other things, the unitary fee compared to the contractual and actual management fees of the respective Expense Group and Expense Universe. In addition, the Board reviewed each Fund’s net total expense ratio compared to the net total expense ratio of the respective Expense Group and Expense Universe. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the most desirable quartile ranking and the fourth quartile representing the least desirable ranking. The Board considered, in particular, each fund with a net total expense ratio that met certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio.

In evaluating the fees and expenses of the Nuveen funds and comparative rankings, the Board considered some of the limitations which may reduce some of the value of the comparative data. In particular, the Board considered the methodology employed by Broadridge to establish its Expense Universe and Expense Group. In addition, the Board considered that the fee and expense information in the Broadridge report for each fund reflected information for a specific period and that historic asset levels and expenses may differ from current levels, particularly in a period of market volatility.

The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these differences into account in considering the comparative peer data.

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The Board further considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

With respect to the Sub-Advisers, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to each Sub-Adviser is the responsibility of the Adviser, not the Funds.

With respect to the Funds, the Board, as noted, considered that the Funds pay the Adviser a single, all-inclusive (or unitary) management fee for providing or paying for all services necessary for the management and operation of the Fund, subject to certain exceptions. Given the Adviser pays the respective Fund’s expenses subject to certain exceptions under the unitary management fee arrangement, the Board considered the expense ratios were the more relevant comparative data point. The Board further considered the expenses of each Fund paid by the Adviser for the 2025 calendar year. The Board considered that the unitary fee structure is beneficial to Fund shareholders because it discloses to shareholders the costs of owning Fund shares, shifts the risk to the Adviser of increased costs of operating such Funds and provides a direct incentive to minimize administrative inefficiencies.

Additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above is set forth in Section I.F below. Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also requested and received information concerning the advisory fees and services provided to other clients of the Adviser, affiliated sub-advisers and/or advisory affiliates which may include, among others: separately managed accounts (“SMAs”), foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (as applicable). The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the open-end funds compared to the management fee of the applicable fund. The Board considered, among other things, that differences in the breadth of services provided to the funds compared to other types of clients (including the differences in the level of advisory services required of passively managed funds compared to actively managed funds); the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the differences in regulatory, disclosure and governance requirements applicable to funds and the infrastructure and activities necessary to support such requirements; the establishment and maintenance of servicing relationships with various service providers for the funds; the differences in investment policies and strategies, investor profiles and account sizes; and other factors all may contribute to the variations in relative fee rates. The Board, however, considered that there were no comparable clients for the Nuveen ETFs. Further, the Board considered the differences in risks the Adviser incurs, including entrepreneurial, legal and regulatory risks when sponsoring and managing funds compared to serving as adviser to other types of clients or sub-adviser to other funds.

With respect to the Sub-Advisers, the Board further considered that each Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates.

The Board concluded that the varying levels of fees were reasonable given the foregoing.

3.	Profitability of Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed the affiliated sub-advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser (as well as the Adviser and TAL on a combined basis) attributable to servicing all applicable funds for 2025 and 2024; (c) certain profitability data of both the Adviser and TAL on a combined basis derived from the type of fund in the aggregate (i.e., from the closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2025 and 2024; and (d) certain profitability data of both the Adviser and TAL on a combined basis provided by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered estimated profitability data at the per fund level for the Adviser.

In reviewing the profitability data, the Board Members recognized the subjective nature and difficulty in calculating profitability, particularly on a per fund level. The Board considered that the information is not audited and is based on cost allocation methodologies seeking to allocate various expenses throughout the complex and among the various advisory products. The Board Members considered the allocation methodology used to prepare the profitability data but considered that other valid and reasonable methodologies also could be used and could lead to significantly different profit and loss results.

Further, the Board considered Nuveen’s estimated profitability (pre- and post-distribution margins and pre-tax) from its services to the funds compared to the profitability margins of certain peers. The Board Members, however, considered the inherent limitations of the comparative data given that profitability data is only available from peers which publish publicly available information and may be affected by numerous factors including, among other things, the types of funds a peer manages, its business mix, cost of capital, the assumptions and allocation methodology used in developing its profitability data, and fee waivers and expense reimbursements by the peer(s).

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

Aside from the foregoing profitability data, the Board also considered the financial condition of TIAA. The Board Members considered certain financial data of TIAA as of December 31, 2025 and 2024. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or a Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale as a fund and/or the complex grows larger. The Board considered the difficulty in measuring economies of scale with any precision but considered the various means the Fund Advisers employ to help share the benefits of economies of scale with the respective funds and their shareholders.

The Board considered the Funds’ advisory fee schedule. With respect to Funds, the Board as noted above considered that the Funds pay a unitary fee and as a result, any reduction in fixed costs associated with the management of these Funds would benefit the Adviser. However, the Board Members considered that the unitary fee schedule provides shareholders with a level of certainty of the expenses of the Nuveen ETFs. The Board Members considered that the unitary fees generally provide inherent economies of scale because the Nuveen ETF would maintain a relatively fixed fee over the annual contract period even if the particular Fund’s assets declined and/or operating costs rose.

In addition, the Board considered the Adviser’s and/or affiliates’ ongoing investments in their business, including investments in various technology initiatives from which the fund complex may benefit as well as ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

The Board further considered that the scope of services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. These benefits include, among other things, fees paid to affiliates of the Adviser for services as noted below, the sharing of personnel and investment-related infrastructure with other clients of the Adviser, the use of affiliated sub-advisers in which case all the advisory revenue generated from such funds remains within Nuveen, and the use of certain funds as investment options for other products offered by the Adviser and/or its affiliates (such as life insurance separate account products, fund of funds or 529 education savings plans).

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated.

In addition, the Board Members considered that the Adviser and the Sub-Advisers may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients but such costs are reimbursed to the funds.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and non-profit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

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F. Additional Fund-Specific Factors

For each Fund, set forth below are (i) additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above; and (ii) additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above.

Nuveen ESG Dividend ETF

Relative Net Performance

•• The Board considered, among other things, the performance of the Fund for the one- and three-year periods ended December 31, 2025 on an absolute basis and relative return basis compared to its Underlying Index as well as its tracking error compared to its Underlying Index as of December 31, 2025 and as of each month end for the 2025 calendar year. Given the Fund’s investment objective as an Index ETF, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered management’s assessment that the Fund had performed in line with expectations during the quarter and trailing one-year period ended December 31, 2025.

Comparative Fees and Expenses

	Expense Group	Expense Universe

Actual Management Fee Rate	First Quartile	Second Quartile

Net Total Expense Ratio	First Quartile	Second Quartile

Nuveen ESG Emerging Markets Equity ETF

Relative Net Performance

•• The Board considered, among other things, the performance of the Fund for the one-, three- and five-year periods ended December 31, 2025 on an absolute basis and relative return basis compared to its Underlying Index as well as its tracking error compared to its Underlying Index as of December 31, 2025 and as of each month end for the 2025 calendar year. Given the Fund’s investment objective as an Index ETF, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered management’s assessment that the Fund had performed in line with expectations during the quarter and trailing one-year period ended December 31, 2025.

Comparative Fees and Expenses

	Expense Group	Expense Universe

Actual Management Fee Rate	Fourth Quartile	Second Quartile

Net Total Expense Ratio	Fourth Quartile	Second Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered the small size of the set of peers in the Expense Group as well as a discussion of the differences in investment strategies of the peers limiting some of the value of the quartile rankings.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

Nuveen ESG International Developed Markets Equity ETF

Relative Net Performance

•• The Board considered, among other things, the performance of the Fund for the one-, three- and five-year periods ended December 31, 2025 on an absolute basis and relative return basis compared to its Underlying Index as well as its tracking error compared to its Underlying Index as of December 31, 2025 and as of each month end for the 2025 calendar year. Given the Fund’s investment objective as an Index ETF, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered management’s assessment that the Fund had performed in line with expectations during the quarter and trailing one-year period ended December 31, 2025.

Comparative Fees and Expenses

	Expense Group	Expense Universe

Actual Management Fee Rate	Fourth Quartile	Third Quartile

Net Total Expense Ratio	Fourth Quartile	Third Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered the small size of the set of peers in the Expense Group as well as a discussion of the differences in investment strategies of the peers limiting some of the value of the quartile rankings.

Nuveen ESG Large-Cap ETF

Relative Net Performance

•• The Board considered, among other things, the performance of the Fund for the one-, three- and five-year periods ended December 31, 2025 on an absolute basis and relative return basis compared to its Underlying Index as well as its tracking error compared to its Underlying Index as of December 31, 2025 and as of each month end for the 2025 calendar year. Given the Fund’s investment objective as an Index ETF, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered management’s assessment that the Fund had performed in line with expectations during the quarter and trailing one-year period ended December 31, 2025.

Comparative Fees and Expenses

	Expense Group	Expense Universe

Actual Management Fee Rate	Third Quartile	Third Quartile

Net Total Expense Ratio	Third Quartile	Third Quartile

Nuveen ESG Large-Cap Growth ETF

Relative Net Performance

•• The Board considered, among other things, the performance of the Fund for the one-, three- and five-year periods ended December 31, 2025 on an absolute basis and relative return basis compared to its Underlying Index as well as its tracking error compared to its Underlying Index as of December 31, 2025 and as of each month end for the 2025 calendar year. Given the Fund’s investment objective as an Index ETF, however,

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the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered management’s assessment that the Fund had performed in line with expectations during the quarter and trailing one-year period ended December 31, 2025.

Comparative Fees and Expenses

	Expense Group	Expense Universe

Actual Management Fee Rate	Third Quartile	Third Quartile

Net Total Expense Ratio	Third Quartile	Third Quartile

Nuveen ESG Large-Cap Value ETF

Relative Net Performance

•• The Board considered, among other things, the performance of the Fund for the one-, three- and five-year periods ended December 31, 2025 on an absolute basis and relative return basis compared to its Underlying Index as well as its tracking error compared to its Underlying Index as of December 31, 2025 and as of each month end for the 2025 calendar year. Given the Fund’s investment objective as an Index ETF, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered management’s assessment that the Fund had performed in line with expectations during the quarter and trailing one-year period ended December 31, 2025.

Comparative Fees and Expenses

	Expense Group	Expense Universe

Actual Management Fee Rate	Third Quartile	Third Quartile

Net Total Expense Ratio	Third Quartile	Third Quartile

Nuveen ESG Mid-Cap Growth ETF

Relative Net Performance

•• The Board considered, among other things, the performance of the Fund for the one-, three- and five-year periods ended December 31, 2025 on an absolute basis and relative return basis compared to its Underlying Index as well as its tracking error compared to its Underlying Index as of December 31, 2025 and as of each month end for the 2025 calendar year. Given the Fund’s investment objective as an Index ETF, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered management’s assessment that the Fund had performed in line with expectations during the quarter and trailing one-year period ended December 31, 2025.

Comparative Fees and Expenses

	Expense Group	Expense Universe

Actual Management Fee Rate	Fourth Quartile	Third Quartile

Net Total Expense Ratio	Fourth Quartile	Third Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered the small size of the set of peers in the Expense Group as well as a discussion of the differences in investment strategies of the peers limiting some of the value of the quartile rankings.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

Nuveen ESG Mid-Cap Value ETF

Relative Net Performance

•• The Board considered, among other things, the performance of the Fund for the one-, three- and five-year periods ended December 31, 2025 on an absolute basis and relative return basis compared to its Underlying Index as well as its tracking error compared to its Underlying Index as of December 31, 2025 and as of each month end for the 2025 calendar year. Given the Fund’s investment objective as an Index ETF, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered management’s assessment that the Fund had performed in line with expectations during the quarter and trailing one-year period ended December 31, 2025.

Comparative Fees and Expenses

	Expense Group	Expense Universe

Actual Management Fee Rate	Fourth Quartile	Third Quartile

Net Total Expense Ratio	Fourth Quartile	Third Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered the small size of the set of peers in the Expense Group as well as a discussion of the differences in investment strategies of the peers limiting some of the value of the quartile rankings.

Nuveen ESG Small-Cap ETF

Relative Net Performance

•• The Board considered, among other things, the performance of the Fund for the one-, three- and five-year periods ended December 31, 2025 on an absolute basis and relative return basis compared to its Underlying Index as well as its tracking error compared to its Underlying Index as of December 31, 2025 and as of each month end for the 2025 calendar year. Given the Fund’s investment objective as an Index ETF, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered management’s assessment that the Fund had performed in line with expectations during the quarter and trailing one-year period ended December 31, 2025.

Comparative Fees and Expenses

	Expense Group	Expense Universe

Actual Management Fee Rate	Fourth Quartile	Third Quartile

Net Total Expense Ratio	Fourth Quartile	Third Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered the small size of the set of peers in the Expense Group as well as a discussion of the differences in investment strategies of the peers limiting some of the value of the quartile rankings.

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Nuveen Growth Opportunities ETF

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period

Performance Peer Group Quartile	Third Quartile	First Quartile	N/A

Performance Benchmark	Underperformed	Outperformed	N/A

Comparative Fees and Expenses

	Expense Group	Expense Universe

Actual Management Fee Rate	Second Quartile	Third Quartile

Net Total Expense Ratio	Second Quartile	Second Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered, among other things, that management agreed to reduce the Fund’s unitary fee by 6 basis points.

G. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

II. Subsequent Approvals of Advisory Agreements

As noted above, the 1940 Act provides, in general terms, that an advisory and sub-advisory agreement may continue in effect for a period of more than two years only so long as the board, including a majority of the disinterested trustees, approves its continuance. During the annual review, management and the Board proposed to reset the annual review schedule for the advisory and sub-advisory agreements of the Nuveen funds to permit the agreements to continue for a one-year period until August 1st the following year as opposed to the existing May 1st annual deadline. In addition to the new review schedule, management also proposed the internal Restructuring pursuant to which TAL would be merged into NAM. In conjunction with the Restructuring, it was proposed that NFAL would become investment adviser to the TC Funds and NAM would become sub-adviser to the TC Funds as well as other existing funds currently sub-advised by TAL, including the TAL Sub-advised Funds.

At its May Meeting, with respect to the Funds, the Board approved the Investment Management Agreements with such changes as appropriate to reflect the Restructuring and the Sub-Advisory Agreement with NAM on behalf of the Growth Opportunities Fund to continue through July 31, 2027. In addition, the Board approved the New Sub-Advisory Agreements with the TAL Sub-advised Funds to continue through July 31, 2027. As part of its review of the foregoing arrangements, the Board, through independent legal counsel, requested and received information regarding, among other things, the proposed renewal of the Investment Management Agreements and NAM Sub-Advisory Agreement and the Restructuring, and the impact of the Restructuring on the provision of services and the related New Sub-Advisory Agreements.

In their review, the Board Members considered that they had recently completed their annual review of the Advisory Agreements at the Meeting and many of the factors considered at the annual review were applicable to their evaluation of the continuance of the Investment Management Agreements and the NAM Sub-Advisory Agreement and approval of the New Sub-Advisory Agreements. Accordingly, in evaluating the respective advisory and sub-advisory agreements, the Board Members relied upon their knowledge and experience with the Adviser, TAL and NAM and considered the information received and their evaluations and conclusions drawn at the annual review. The Board considered management’s representation that the information and materials provided in connection with the annual review of the Advisory Agreements at the Meeting remained unchanged in all material respects. Further, with respect to the continuance of the Investment Management Agreements and the NAM Sub-Advisory Agreement, the Board considered the terms of such agreements with such changes as appropriate to reflect the Restructuring.

The Board Members also received materials which, among other things, outlined the Restructuring, any anticipated changes in the services provided to the Nuveen funds, any anticipated changes to the fees charged to the Funds under the current Advisory Agreements, any benefits to the Nuveen funds and Adviser as a result of the Restructuring, any material conflicts of interest that may arise for the Adviser as a result of the Restructuring, the terms of the New Sub-Advisory Agreements and any costs associated with the Restructuring.

In evaluating the services to be provided following the Restructuring, the Board considered that the Restructuring was not anticipated to result in (a) any changes to the services provided to the Funds; (b) any changes to the personnel who provide portfolio management services to the Funds; (c) any changes to the investment philosophy, strategies, process or guidelines of the Funds; (d) any changes to the investment, analyst, trading,

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

operational, administrative, legal or compliance resources currently being used with respect to the Funds; (e) any adverse changes to the nature, level or quality of actual investment advisory and other services provided to the Funds under the current agreements; or (f) any changes to the fees charged to the Funds under the current agreements, including with respect to the complex-wide fee structure and applicable fee waivers. The Board further considered that there were no anticipated changes to the senior leadership responsible for the overseeing and providing of advisory and/ or sub-advisory services to the Funds previously sub-advised by TAL. The Board considered that there is no anticipated change to the personnel providing services to the Funds as the compliance, operational and portfolio management teams of Nuveen were already consolidated in all material respects with respect to the management of the funds whether a fund was advised by TAL or NFAL. After consideration of the foregoing, the Board Members considered that there would be no diminution of the nature, quality or extent of services provided to the Funds. The Board also considered the terms of the New Sub-Advisory Agreements and the fees paid thereunder to NAM. The Board considered that the fee rates would not change under the New Sub-Advisory Agreements and that NFAL would be responsible to pay NAM as the sub-adviser to the Funds under the respective New Sub-Advisory Agreement.

In addition, the Board considered the various benefits that the funds may derive from the Restructuring, including from enhanced operational efficiencies and streamlined processes, and a simplified and more transparent advisory relationship pursuant to which the funds would work with a single advisory entity helping to make oversight and governance more efficient. The Board considered that the Adviser and its affiliates may also benefit through more operational efficiencies and reduced redundancies and the consolidation of certain services and systems which may lead to cost savings. Other than the benefits noted, the Board considered that management does not believe there are any material conflicts of interest that may arise for Nuveen with respect to the funds as a result of the Restructuring. The Board considered that the costs of the Restructuring would be borne by Nuveen.

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Investment Management Agreement and the NAM Sub-Advisory Agreement were reasonable, that the fees of each of the Adviser and Sub-Adviser were reasonable in light of the services provided to each Fund and that each of the foregoing be renewed for an additional one-year period through July 31, 2027. Similarly, the Board Members concluded that the terms of each New Sub-Advisory Agreement were reasonable, that the fees of the Sub-Adviser (i.e., NAM) were reasonable in light of the services provided to the applicable Fund and that the New Sub-Advisory Agreements be approved for a one-year period through July 31, 2027.

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Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nushares ETF Trust

Date: July 2, 2026	By:	/s/ Briton Ryan
Briton Ryan
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 2, 2026	By:	/s/ Briton Ryan
Briton Ryan
Chief Administrative Officer
(principal executive officer)

Date: July 2, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)